Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund

Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Multi Strategy Alternatives Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 3 .7%
Federal Home Loan Mortgage Corp. REMICS
(a),(b)
Series 4979  Class YS
-1.0 x 30 day USD SOFR Average + 5.936%
06/25/2050
2.292%
1,288,293 113,661
Series 4987  Class KS
-1.0 x 30 day USD SOFR Average + 5.966%
06/25/2050
2.322%
1,033,153 118,077
Series 4993  Class MS
-1.0 x 30 day USD SOFR Average + 5.936%
07/25/2050
2.292%
1,541,586 176,381
Series 5138  Class SA
-1.0 x 30 day USD SOFR Average + 5.986%
09/25/2047
2.342%
1,717,059 163,952
Series 5544  Class SC
-1.0 x 30 day USD SOFR Average + 7.000%
06/25/2055
3.357%
1,042,785 123,855
Series 5547  Class SE
-1.0 x 30 day USD SOFR Average + 5.100%
06/25/2055
1.457%
1,758,948 77,553
Federal Home Loan Mortgage Corp. REMICS
(b)
Series 5513  Class MQ
30 day USD SOFR Average + 3.950%
06/25/2054
7.593%
490,809 491,793
Series 5542  Class F
30 day USD SOFR Average + 4.300%
05/25/2055
7.943%
486,462 490,282
Series 5668  Class FL
30 day USD SOFR Average + 1.450%
Floor 1.450%
06/25/2056
5.093%
972,472 973,592
Federal Home Loan Mortgage Corp. STACR Debt Notes
(a)
06/25/2030
0.090%
24,603,235 59,080
06/25/2030
0.115%
24,603,235 75,490
Federal Home Loan Mortgage Corp. STACR Debt Notes
(c)
06/24/2033
0.166%
350,000 306,937
Federal Home Loan Mortgage Corp. STACR REMICS Trust
(b),(d)
Series 2021-DNA1  Class B2
30 day USD SOFR Average + 4.750%
01/25/2051
8.393%
1,050,000 1,173,751
Federal Home Loan Mortgage Corp. STACR Single Seller Risk
Transfer Debt Notes
(a),(d)
Series 2019-CS03  Class IO
10/25/2029
0.270%
32,764,759 207,086
Federal Home Loan Mortgage Corp. STACR Single Seller Risk
Transfer Debt Notes
(b),(d)
Series 2019-CS03  Class B2
30 day USD SOFR Average + 0.114%
10/25/2032
3.758%
413,162 410,143
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Federal National Mortgage Association Connecticut Avenue
Securities Trust
(b),(d)
Series 2021-R02  Class 2B2
30 day USD SOFR Average + 6.200%
11/25/2041
9.843%
2,502,000 2,528,342
Series 2022-R04  Class 1B2
30 day USD SOFR Average + 9.500%
03/25/2042
13.143%
2,500,000 2,613,109
Federal National Mortgage Association REMICS
(a),(b)
Series 2013-101  Class HS
-1.0 x 30 day USD SOFR Average + 6.386%
10/25/2043
2.742%
509,556 50,983
Series 2017-81  Class SM
-1.0 x 30 day USD SOFR Average + 6.086%
10/25/2047
2.442%
1,413,654 137,425
Series 2018-64  Class SE
-1.0 x 30 day USD SOFR Average + 6.086%
09/25/2048
2.442%
1,352,594 131,933
Series 2019-5  Class SA
-1.0 x 30 day USD SOFR Average + 5.986%
03/25/2049
2.342%
985,855 78,445
Series 2020-38  Class WS
-1.0 x 30 day USD SOFR Average + 4.886%
06/25/2050
1.242%
2,343,586 137,797
Series 2020-54  Class AS
-1.0 x 30 day USD SOFR Average + 6.036%
08/25/2050
2.392%
1,480,718 139,001
Series 2026-16  Class SA
-1.0 x 30 day USD SOFR Average + 5.650%
03/25/2056
2.007%
4,747,959 346,366
Series 2026-36  Class SN
-1.0 x 30 day USD SOFR Average + 5.600%
05/25/2056
1.957%
8,863,224 627,687
Federal National Mortgage Association REMICS
(b)
Series 2025-16  Class MA
30 day USD SOFR Average + 3.950%
01/25/2055
7.593%
1,080,906 1,084,606
Government National Mortgage Association REMICS
(a),(b)
Series 2010-9  Class XD
-1.0 x 1 mo. USD Term SOFR + 6.486%
01/16/2040
2.846%
1,268,539 111,473
Series 2019-103  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.936%
08/20/2049
2.283%
1,503,347 158,043
Series 2019-120  Class CS
-1.0 x 1 mo. USD Term SOFR + 3.286%
09/20/2049
0.000%
14,589,340 41,645

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2019-21  Class QS
-1.0 x 1 mo. USD Term SOFR + 5.986%
10/20/2046
2.333%
1,747,587 160,715
Series 2019-92  Class SD
-1.0 x 1 mo. USD Term SOFR + 5.986%
07/20/2049
2.333%
1,816,881 174,858
Series 2020-104  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
07/20/2050
2.433%
955,926 95,618
Series 2020-34  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.936%
03/20/2050
2.283%
1,483,770 155,665
Series 2020-78  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.036%
06/20/2050
2.383%
1,651,097 161,867
Series 2021-117  Class HS
-1.0 x 1 mo. USD Term SOFR + 6.186%
07/20/2051
2.533%
1,690,648 173,631
Series 2021-122  Class SB
-1.0 x 30 day USD SOFR Average + 2.600%
07/20/2051
0.000%
5,592,579 7,582
Series 2021-160  Class S
-1.0 x 30 day USD SOFR Average + 2.650%
09/20/2051
0.000%
4,612,091 7,177
Series 2021-193  Class ES
-1.0 x 30 day USD SOFR Average + 1.700%
11/20/2051
0.000%
15,669,443 20,950
Series 2021-96  Class US
-1.0 x 30 day USD SOFR Average + 3.250%
06/20/2051
0.000%
2,649,368 12,092
Series 2022-46  Class SE
-1.0 x 30 day USD SOFR Average + 3.450%
03/20/2052
0.000%
2,225,893 8,380
Series 2022-90  Class SJ
-1.0 x 1 mo. USD Term SOFR + 5.936%
01/20/2050
2.283%
2,328,662 194,673
Series 2023-113  Class CS
-1.0 x 30 day USD SOFR Average + 5.730%
08/20/2053
2.091%
1,142,547 68,629
Series 2023-115  Class SM
-1.0 x 30 day USD SOFR Average + 5.900%
08/20/2053
2.261%
2,265,538 107,588
Series 2023-47  Class AS
-1.0 x 30 day USD SOFR Average + 6.350%
03/20/2053
2.711%
1,409,398 108,613
Series 2023-66  Class BS
-1.0 x 30 day USD SOFR Average + 6.150%
05/20/2053
2.511%
1,466,138 107,126
Series 2023-66  Class SQ
-1.0 x 30 day USD SOFR Average + 5.400%
05/20/2053
1.761%
3,330,254 142,456
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2024-51  Class US
-1.0 x 30 day USD SOFR Average + 5.400%
03/20/2054
1.761%
2,366,585 99,160
Series 2024-64  Class DS
-1.0 x 30 day USD SOFR Average + 5.400%
04/20/2054
1.761%
2,691,912 130,006
Series 2024-79  Class SH
-1.0 x 30 day USD SOFR Average + 7.250%
05/20/2054
3.611%
1,404,740 175,240
Series 2025-187  Class SD
-1.0 x 30 day USD SOFR Average + 5.500%
11/20/2055
1.861%
2,897,012 176,167
Series 2026-44  Class KS
-1.0 x 30 day USD SOFR Average + 5.050%
03/20/2056
1.411%
3,966,021 208,020
Series 2026-63  Class SC
-1.0 x 30 day USD SOFR Average + 5.600%
04/20/2056
1.961%
1,461,813 90,232
Series 2026-80  Class SH
-1.0 x 30 day USD SOFR Average + 5.650%
05/20/2056
2.011%
1,045,986 85,404
Government National Mortgage Association REMICS
(b)
Series 2025-39  Class M
30 day USD SOFR Average + 4.000%
03/20/2055
7.639%
504,507 489,797
Series 2026-119  Class MC
30 day USD SOFR Average + 4.350%
07/20/2056
7.989%
1,096,508 1,057,412
Series 2026-99  Class MB
30 day USD SOFR Average + 4.300%
06/20/2056
7.939%
399,090 385,054
Government National Mortgage Association REMICS
(a)
Series 2020-164  Class CI
11/20/2050
3.000%
1,540,517 260,342
Series 2020-191  Class UC
12/20/2050
4.000%
1,636,882 366,847
Series 2021-158  Class VI
09/20/2051
3.000%
1,883,472 312,717
Series 2021-24  Class MI
02/20/2051
3.000%
1,482,059 242,923
Series 2021-7  Class IT
01/16/2051
3.000%
1,519,457 342,946
1 1 1 1 1
Total Agency Collateralized Mortgage Obligation Securities
(Cost $ 24,937,380 ) 19,278,375

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Commercial Mortgage-Backed Securities 0 .1%
Government National Mortgage Association
(a),(c)
Series 2019-102  Class IB
03/16/2060
0.836%
1,182,305 50,901
Series 2019-131
07/16/2061
0.803%
2,518,827 144,252
Series 2020-19
12/16/2061
0.734%
1,418,662 61,057
Series 2020-3
02/16/2062
0.616%
1,843,447 62,253
1 1 1 1 1
Total Agency Commercial Mortgage-Backed Securities
(Cost $ 941,309 ) 318,463
Agency Mortgage-Backed Securities 17 .2%
Federal Home Loan Mortgage Corp.
09/01/2054
5.000%
1,961,488 1,919,808
12/01/2055
5.000%
1,926,035 1,862,680
06/01/2056
5.000%
1,976,710 1,916,421
Federal National Mortgage Association
04/01/2056
4.500%
1,972,872 1,855,947
Government National Mortgage Association, TBA
(e)
09/01/2056
4.500%
11,000,000 10,295,432
Uniform Mortgage-Backed Security, TBA
(e)
09/01/2056
3.500%
9,000,000 7,978,711
09/01/2056
4.000%
19,500,000 17,790,703
09/01/2056
4.500%
17,000,000 15,951,763
09/01/2056
5.000%
8,600,000 8,295,143
09/01/2056
5.500%
3,400,000 3,365,023
09/01/2056
6.000%
17,000,000 17,184,750
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 89,087,447 ) 88,416,381
Exchange-Traded Funds 0 .6%
Equity Funds 0.6%
iShares U.S. Real Estate ETF 30,347 3,114,513
Total Exchange-Traded Funds
(Cost $ 3,176,175 ) 3,114,513
Non-Agency Asset-Backed Securities 5 .0%
Affirm Asset Securitization Trust
(d),(f),(g),(h)
Series 2024-X2  Class CERT
12/17/2029
0.000%
4,624 26,425
Ally Bank Auto Credit-Linked Notes
(d)
Series 2026-B  Class F
06/15/2034
7.301%
700,000 698,717
ASPWP
(c),(d),(i)
03/29/2029
6.542%
779,132 779,132
BHG Owner Loan Trust
(d)
Series 2026-1CON  Class E
06/17/2037
8.030%
500,000 492,081
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
BRAVO Residential Funding Trust
(c),(d)
Series 2025-HE1  Class B2
09/25/2072
6.924%
430,000 410,046
Deephaven Residential Mortgage Trust
(c),(d)
Series 2025-CES1  Class B2
10/25/2055
7.914%
150,000 147,459
EDGEX Issuer Trust
(a),(c),(d),(g)
Series 2025-1NN  Class CERT
01/15/2031
0.000%
450,000 234,805
EDGEX Issuer Trust
(d)
Series 2025-1NN  Class B
01/15/2031
6.850%
399,988 394,341
Series 2025-2NN  Class A
01/15/2032
5.498%
204,033 203,426
Series 2025-2NN  Class B
01/15/2032
6.475%
594,746 586,724
Exeter Automobile Receivables Trust
(d)
Series 2025-3A  Class E
12/15/2032
7.520%
500,000 515,553
Series 2026-1A  Class E
08/15/2033
6.690%
250,000 244,363
FIGRE Trust
(c),(d)
Series 2024-HE1  Class E
03/25/2054
8.323%
150,000 155,581
Series 2024-HE1  Class F
03/25/2054
10.029%
250,000 264,618
Series 2024-HE2  Class F
05/25/2054
9.790%
400,000 422,915
Series 2024-HE3  Class E
07/25/2054
7.551%
150,000 153,051
Series 2024-HE3  Class F
07/25/2054
9.261%
150,000 156,561
Series 2024-HE5  Class E
10/25/2054
7.010%
250,000 250,343
Series 2024-HE5  Class F
10/25/2054
8.630%
200,000 204,152
Series 2025-HE1  Class F
01/25/2055
8.533%
150,000 154,171
Series 2025-HE3  Class E
05/25/2055
8.103%
100,000 103,895
Series 2025-HE3  Class F
05/25/2055
9.081%
100,000 102,756
Series 2026-EXP1  Class D
06/25/2056
6.846%
1,450,000 1,428,236
GITSIT Mortgage Loan Trust
(d)
Series 2025-NPL1  Class A1
02/25/2055
6.276%
31,381 31,387
Home Partners of America Trust
(d)
Series 2019-2  Class F
10/19/2039
3.866%
327,875 319,377

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
HTAP Issuer Trust
(d)
Series 2024-2  Class A
04/25/2042
6.500%
569,468 565,959
Series 2024-2  Class B
04/25/2042
7.500%
300,000 297,286
HTAP Trust
(d)
Series 2024-1  Class A
04/25/2037
7.000%
472,442 471,702
Knock Issuer Trust
(d)
Series 2025-1  Class A1
02/25/2030
7.119%
960,000 959,964
Lafayette Federal Credit Union Asset Trust
(d)
Series 2026-HI1A  Class D
01/25/2046
6.000%
179,691 178,113
Series 2026-HI1A  Class E
01/25/2046
6.000%
37,630 37,410
Lendbuzz Securitization Trust
(d)
Series 2026-1A  Class B
12/16/2030
5.160%
90,940 90,531
Series 2026-1A  Class C
09/15/2031
5.740%
90,940 90,410
Series 2026-1A  Class D
02/15/2033
6.860%
72,752 72,471
MPOWER Education Trust
(d)
Series 2025-1  Class B
12/22/2042
8.180%
100,000 101,003
NetCredit Combined Receivables B LLC
(d)
Series 2026-A  Class A
09/20/2032
5.880%
350,000 349,984
Series 2026-A  Class B
09/20/2032
7.680%
200,000 201,731
Pagaya AI Debt Grantor Trust
(d)
Series 2024-10  Class D
06/15/2032
6.429%
206,046 205,147
Series 2026-2  Class B
11/15/2033
6.029%
1,769,546 1,757,116
Series 2026-3  Class A2
12/15/2033
5.241%
390,000 389,699
Series 2026-3  Class B
12/15/2033
6.201%
870,000 865,823
Series 2026-4  Class B
01/16/2034
6.254%
700,000 699,209
Pagaya AI Debt Selection Trust
(a),(c),(d),(g)
Series 2020-3  Class CERT
05/17/2027
0.000%
3,200,000 234
Series 2021-1  Class CERT
11/15/2027
0.000%
696,200 70
Pagaya AI Debt Selection Trust
(d)
Series 2022-5  Class B
06/17/2030
10.310%
187,992 188,307
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Pagaya AI Debt Selection Trust
(d),(f),(g)
Series 2021-5  Class CERT
08/15/2029
0.000%
865,000 32,056
Point Securitization Trust
(d)
Series 2026-1  Class B1
02/25/2056
7.000%
500,000 440,419
Series 2026-2  Class A1
07/25/2056
5.250%
1,900,000 1,835,399
Reach ABS Trust
(d)
Series 2026-2A  Class E
02/15/2035
6.910%
500,000 489,704
Research-Driven Pagaya Motor Asset Trust
(d)
Series 2026-2A  Class A4
02/26/2035
5.620%
680,000 676,951
Series 2026-4A  Class B
05/25/2035
6.626%
760,000 757,772
Research-Driven Pagaya Motor Asset Trust IV
(d)
Series 2021-2A  Class A
03/25/2030
2.650%
93,211 92,920
SAIF Securitization Trust
(d)
Series 2025-CES1  Class M1
06/25/2065
6.240%
142,780 142,309
Saluda Grade Alternative Mortgage Trust
(c),(d)
Series 2023-FIG3  Class CE
08/25/2053
4.315%
391,921 722,038
Series 2024-CES1  Class B1
03/25/2054
8.243%
690,000 697,347
Splitero Trust
(d)
Series 2026-1  Class A1
06/25/2056
5.750%
495,884 488,883
Truist Bank Auto Credit-Linked Notes
(d)
Series 2026-1  Class C
06/26/2034
7.196%
88,842 88,716
U.S. Auto Funding LLC
(d)
Series 2021-1A  Class D
03/15/2027
4.360%
1,125,000 285
Upgrade Master Pass-Thru Trust
(d)
Series 2026-ST2  Class E
06/15/2034
7.735%
250,000 250,174
Upstart Securitization Trust
(d)
Series 2025-1  Class C
04/20/2035
9.270%
1,000,000 1,050,374
Series 2026-2  Class B
05/20/2036
5.080%
1,000,000 995,470
Series 2026-2  Class D
05/20/2036
7.350%
1,000,000 1,001,091
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 27,131,810 ) 25,764,192

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities 0 .5%
Cayuga Park CLO Ltd.
(b),(d)
Series 2020-1A  Class AR2
3 mo. USD Term SOFR + 1.200%
Floor 1.200%
10/17/2038 4.950% 1,000,000 998,999
Elmwood CLO VIII Ltd.
(b),(d)
Series 2021-1A  Class ER
3 mo. USD Term SOFR + 6.250%
Floor 6.250%
04/20/2037 9.979% 250,000 238,841
Magnetite XVII Ltd.
(b),(d)
Series 2016-17A  Class D1R3
3 mo. USD Term SOFR + 2.600%
Floor 2.600%
07/25/2039 6.192% 400,000 401,719
Neuberger Berman Loan Advisers CLO 26
Ltd.
(b),(d)
Series 2017-26A  Class BR2
3 mo. USD Term SOFR + 1.750%
Floor 1.750%
10/18/2038 5.479% 475,000 475,634
Palmer Square CLO Ltd.
(b),(d)
Series 2026-2A  Class D
3 mo. USD Term SOFR + 2.450%
Floor 2.450%
07/20/2039 6.198% 350,000 352,585
Voya CLO Ltd.
(b),(d)
Series 2026-2A  Class D1
3 mo. USD Term SOFR + 2.550%
Floor 2.550%
07/15/2039 6.301% 250,000 249,517
1 1 1 1 1
Total Non-Agency Collateralized Loan Obligations Securities
(Cost $ 2,722,985 ) 2,717,295
Non-Agency Collateralized Mortgage Obligation Securities 9 .1%
A&D Mortgage Trust
(c),(d)
Series 2024-NQM1  Class B1
02/25/2069
8.411%
400,000 402,481
Ajax Mortgage Loan Trust
(c),(d)
Series 2021-E  Class B2
12/25/2060
3.929%
465,000 293,871
Barclays Mortgage Loan Trust
(c),(d)
Series 2026-NQM5  Class M1
05/25/2066
6.342%
700,000 692,317
Bayview Opportunity Master Fund VII Trust
(d)
Series 2026-2  Class A1A
05/25/2056
5.720%
980,151 978,942
BRAVO Residential Funding Trust
(c),(d)
Series 2021-NQM2  Class B1
03/25/2060
3.044%
200,000 187,896
Series 2021-NQM2  Class B2
03/25/2060
4.099%
300,000 266,542
BRAVO Residential Funding Trust
(d)
Series 2026-NQMR1  Class A2
08/25/2062
5.500%
949,956 941,716
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Castlelake Residential Mortgage Trust
(c),(d)
Series 2026-RTL1  Class M1
08/25/2041
7.157%
150,000 149,466
Center Street Lending Resi-Investor ABS Mortgage Trust
(d)
Series 2026-RTL1  Class A1
12/25/2030
5.375%
800,000 791,958
CHNGE Mortgage Trust
(d)
Series 2022-NQM1  Class M1
06/25/2067
6.820%
250,000 248,736
CHNGE Mortgage Trust
(c),(d)
Series 2022-1  Class B1
01/25/2067
4.558%
650,000 553,753
Series 2022-1  Class B2
01/25/2067
4.558%
500,000 406,556
Series 2022-1  Class M1
01/25/2067
3.990%
350,000 294,879
Series 2023-3  Class B1
07/25/2058
8.196%
300,000 299,072
Series 2023-3  Class M1
07/25/2058
8.196%
800,000 799,142
CIM Trust
(d)
Series 2026-NR1  Class A1
07/25/2065
5.000%
747,157 724,996
Citigroup Mortgage Loan Trust, Inc.
(c),(d)
Series 2018-RP3  Class B3
03/25/2061
3.250%
700,000 509,734
Citigroup Mortgage Loan Trust, Inc.
(d)
Series 2015-RP2  Class B5
01/25/2053
4.250%
998,443 749,437
COLT Mortgage Loan Trust
(c),(d)
Series 2021-3  Class B1
09/27/2066
3.059%
200,000 135,100
Series 2021-4  Class B1
10/25/2066
3.764%
400,000 310,822
Federal Home Loan Mortgage Corp.
(c)
02/25/2032
0.270%
13,438,836 71,051
02/25/2032
3.758%
150,000 145,949
Federal Home Loan Mortgage Corp. STACR Debt Notes
(a),(d)
04/25/2030
0.080%
105,008,796 217,421
04/25/2030
0.125%
105,008,796 339,714
Federal Home Loan Mortgage Corp. STACR Debt Notes
(c),(d)
04/25/2033
0.185%
1,000,000 834,038
Federal Home Loan Mortgage Corp. Structured Pass-Through
Certificates
(c)
02/25/2032
3.758%
84,336 83,545
GCAT Trust
(c),(d)
Series 2019-NQM3  Class M1
11/25/2059
3.450%
600,000 582,955
HTAP Issuer Trust
(d)
Series 2025-1  Class A
11/25/2042
6.500%
431,282 426,363

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Imperial Fund Mortgage Trust
(c),(d)
Series 2021-NQM3  Class B1
11/25/2056
4.184%
500,000 394,593
Series 2022-NQM3  Class B1
05/25/2067
4.415%
350,000 283,815
JP Morgan Mortgage Trust
(d)
Series 2026-NQM2  Class A2
09/25/2066
5.610%
772,641 769,292
Legacy Mortgage Asset Trust
(d)
Series 2021-GS1  Class A1
10/25/2066
5.892%
211,362 211,853
LHOME Mortgage Trust
(c),(d)
Series 2025-RTL3  Class M1
08/25/2040
6.891%
200,000 200,869
Mello Mortgage Capital Acceptance
(d)
Series 2024-SD1  Class M2
04/25/2054
4.000%
500,000 469,647
MFA Trust
(d)
Series 2026-INVR1  Class A3
12/25/2059
5.791%
845,855 837,465
Morgan Stanley Residential Mortgage Loan Trust
(d)
Series 2026-DSC2  Class A2
04/27/2071
5.693%
577,080 574,723
New Residential Mortgage Loan Trust
(c),(d)
Series 2019-RPL3  Class B4
07/25/2059
3.960%
750,000 557,701
Series 2022-NQM2  Class B1
03/27/2062
3.851%
200,000 139,994
New York Mortgage Trust
(d)
Series 2026-RR1  Class A
09/28/2065
6.879%
950,000 946,837
NYMT Loan Trust
(c),(d)
Series 2024-CP1  Class A2
02/25/2068
3.919%
400,000 307,746
Series 2024-CP1  Class M1
02/25/2068
3.919%
150,000 109,531
PRKCM Trust
(c),(d)
Series 2021-AFC1  Class M1
08/25/2056
3.114%
2,000,000 1,436,925
Series 2022-AFC1  Class A3
04/25/2057
4.100%
389,077 363,049
Series 2022-AFC2  Class M1
08/25/2057
6.086%
1,270,000 1,266,331
PRPM LLC
(d)
Series 2023-RCF1  Class M2
06/25/2053
4.000%
700,000 689,331
Series 2024-RCF1  Class M1
01/25/2054
4.000%
150,000 146,106
Series 2024-RCF1  Class M2
01/25/2054
4.000%
750,000 723,804
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2024-RCF2  Class M1
03/25/2054
3.750%
200,000 193,145
Series 2024-RCF2  Class M2
03/25/2054
3.750%
850,000 812,000
Series 2024-RCF4  Class M1
07/25/2054
4.000%
165,000 158,994
Series 2024-RCF4  Class M2
07/25/2054
4.000%
135,000 128,937
Series 2024-RCF6  Class M1
10/25/2064
4.000%
150,000 143,782
Series 2024-RCF6  Class M2
10/25/2064
4.000%
250,000 236,311
Series 2024-RPL4  Class M1
12/25/2054
4.000%
300,000 285,861
Series 2024-RPL4  Class M2
12/25/2054
4.000%
300,000 282,210
Series 2025-3  Class A2
05/25/2030
9.066%
2,000,000 1,995,143
Series 2025-4  Class A2
06/25/2030
9.438%
2,000,000 1,995,757
Series 2025-RPL1  Class M2
03/25/2055
4.000%
494,000 455,161
Series 2026-1  Class A2
02/25/2031
6.474%
400,000 396,663
Series 2026-3  Class A1
04/25/2031
5.962%
1,890,083 1,882,156
Series 2026-4  Class A1
06/25/2031
6.299%
1,282,432 1,279,411
PRPM Trust
(d)
Series 2026-NQM2  Class A2
04/25/2071
5.518%
960,310 950,429
Series 2026-RCF1  Class M2
01/25/2056
5.500%
150,000 143,185
RCO IX Mortgage LLC
(d)
Series 2026-4  Class M1
08/25/2031
9.558%
500,000 498,180
RCO Trust
(d)
Series 2025-PR1  Class A
03/02/2055
6.250%
676,337 664,040
Redwood Funding HEI LLC
(d),(i)
Series 2026-HEI1  Class A
07/25/2030
7.473%
2,467,436 2,467,436
Reneu Redi Q-1 Trust
(d)
Series 2026-RTL1  Class A1
06/25/2041
5.892%
1,400,000 1,396,234
Saluda Grade Alternative Mortgage Trust
(c),(d)
Series 2022-INV1  Class B1
04/25/2067
4.562%
400,000 330,694
Series 2022-INV1  Class B2
04/25/2067
4.562%
400,000 311,621

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Notes to Consolidated Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Saluda Grade Alternative Mortgage Trust
(b),(d)
Series 2026-LOC6  Class A1A
1 mo. USD Term SOFR + 1.500%
Floor 1.500%
06/25/2056
5.167%
942,381 943,682
Splitero Trust
(d)
Series 2025-1  Class A2
12/25/2055
7.000%
500,000 492,696
Starwood Mortgage Residential Trust
(c),(d)
Series 2020-3  Class B1
04/25/2065
4.750%
250,000 224,069
Toorak Mortgage Trust
(c),(d)
Series 2024-RRTL2  Class B1
09/25/2039
8.178%
1,300,000 1,300,401
Series 2025-RRTL1  Class B1
02/25/2040
8.342%
500,000 502,237
TVC Mortgage Trust
(d)
Series 2024-RRTL1  Class M2
07/25/2039
9.398%
1,190,000 1,186,076
Verus Securitization Trust
(c),(d)
Series 2021-5  Class B1
09/25/2066
3.037%
300,000 214,074
Series 2021-5  Class B2
09/25/2066
3.941%
250,000 187,581
Series 2022-2  Class B2
02/25/2067
4.258%
300,000 229,827
Verus Securitization Trust
(d)
Series 2021-R2  Class M1
02/25/2064
2.244%
500,000 444,766
Series 2026-4  Class A2
04/25/2071
5.323%
195,987 194,337
Series 2026-4  Class A3
04/25/2071
5.476%
979,935 971,531
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 46,168,555 ) 46,766,691
Non-Agency Commercial Mortgage-Backed Securities 0 .2%
BHMS Commercial Mortgage Trust
(b),(d)
Series 2025-ATLS  Class B
1 mo. USD Term SOFR + 2.550%
Floor 2.550%
08/15/2042
6.189%
200,000 200,695
BXP Trust
(c),(d)
Series 2021-601L  Class E
01/15/2044
2.868%
350,000 273,772
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
(b),(d)
Series 2019-521F  Class A
1 mo. USD Term SOFR + 1.047%
Floor 0.900%
06/15/2034
4.687%
200,000 196,040
Hilton USA Trust
(d)
Series 2016-SFP  Class F
11/05/2035
6.155%
1,700,000 34,174
KSL Commercial Mortgage Trust
(b),(d)
Series 2026-HT3  Class D
1 mo. USD Term SOFR + 2.750%
Floor 2.750%
06/15/2043
6.389%
500,000 500,625
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 2,872,271 ) 1,205,306
Issuer ... Yield
Principal
Amount ($) .
...
Value ($)
Treasury Bills 16 .0%
United States 16.0%
U.S. Treasury Bills
(j)
10/08/2026 3.631% 32,000,000 31,877,753
U.S. Treasury Bills
12/24/2026 3.938% 51,250,000 50,633,948
Total 82,511,701
Total Treasury Bills
(Cost $ 82,511,767 ) 82,511,701
..
Value ($)
Call Option Contracts Purchased 0 .0%
(Cost $ 290,182 ) 3,610
. Shares
.....
Value ($)
Money Market Funds 53 .1%
Columbia Short-Term Cash Fund, 3.871%
(k),(l)
274,019,336 273,882,326
1 1 1
Total Money Market Funds
(Cost $ 273,857,273 ) 273,882,326
Total Investments in Securities
(Cost $ 553,697,154 ) 543,978,853
Other Assets & Liabilities, Net (28,463,700)
Net Assets 515,515,153
(a) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
283,042,929
391,866,491
(401,073,077)
45,983
273,882,326
—
(19,915)
2,088,754
274,019,336
1
At August 31, 2026, securities and/or cash totaling $23,364,536 were pledged as collateral.
Investments in Derivatives
(b) Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2026.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $83,085,370, which represents 16.12% of total net assets.
(e) Represents a security purchased on a when-issued basis.
(f) Zero coupon bond.
(g) Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions
(i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2026 and is not reflective of the cash flow payments. The security is represented in shares.
(h) Principal amount represents ownership shares of the Trust.
(i) Valuation based on significant unobservable inputs.
(j) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(k) The rate shown is the seven-day current annualized yield at August 31, 2026.
(l) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:
Forward foreign currency exchange contracts
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
1,336,000 NZD 797,634 USD Barclays Bank PLC 09/29/2026 6,614 —
1,256,000 SEK 131,151 USD Barclays Bank PLC 09/29/2026 — (186)
9,106,610 USD 7,329,000 CHF Barclays Bank PLC 09/29/2026 — (12,752)
1,276,500 AUD 918,763 USD Citibank NA 09/16/2026 4,214 —
32,347,001 AUD 22,718,662 USD Citibank NA 09/16/2026 — (456,361)
42,797,491 BRL 8,271,437 USD Citibank NA 09/16/2026 36,207 —
8,806,760 BRL 1,683,303 USD Citibank NA 09/16/2026 — (11,323)
9,567,577 CAD 6,936,395 USD Citibank NA 09/16/2026 28,567 —
18,292,116 CAD 13,049,246 USD Citibank NA 09/16/2026 — (157,734)
18,216,253 CHF 23,118,134 USD Citibank NA 09/16/2026 548,273 —
1,906,000 CHF 2,344,791 USD Citibank NA 09/16/2026 — (16,735)
3,462,922,797 CLP 3,812,007 USD Citibank NA 09/16/2026 101,497 —
48,821,495 CNY 7,223,629 USD Citibank NA 09/16/2026 — (50,396)
7,068,089,536 COP 2,249,332 USD Citibank NA 09/16/2026 63,174 —
8,050,000,000 COP 2,285,182 USD Citibank NA 09/16/2026 — (204,681)
72,306,749 CZK 3,484,509 USD Citibank NA 09/16/2026 8,130 —
127,806,752 CZK 6,084,478 USD Citibank NA 09/16/2026 — (60,240)
16,256,485 EUR 19,002,261 USD Citibank NA 09/16/2026 109,178 —
21,304,357 EUR 24,423,304 USD Citibank NA 09/16/2026 — (336,344)
3,164,320 GBP 4,295,756 USD Citibank NA 09/16/2026 8,068 —
22,244,347 GBP 29,830,871 USD Citibank NA 09/16/2026 — (310,465)
2,426,796,869 HUF 7,849,371 USD Citibank NA 09/16/2026 136,936 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Forward foreign currency exchange contracts (continued)
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
100,000,000 HUF 315,276 USD Citibank NA 09/16/2026 — (2,527)
24,164,285,713 IDR 1,363,229 USD Citibank NA 09/16/2026 1,097 —
56,335,714,287 IDR 3,158,087 USD Citibank NA 09/16/2026 — (17,537)
36,990,292 ILS 12,707,679 USD Citibank NA 09/16/2026 331,484 —
7,000,500 ILS 2,308,094 USD Citibank NA 09/16/2026 — (34,130)
20,000,000 INR 210,410 USD Citibank NA 09/16/2026 328 —
1,315,164,883 INR 13,636,232 USD Citibank NA 09/16/2026 — (178,403)
2,632,099,268 JPY 16,680,663 USD Citibank NA 09/16/2026 186,162 —
2,083,929,750 JPY 12,887,145 USD Citibank NA 09/16/2026 — (172,157)
30,098,335,166 KRW 21,241,338 USD Citibank NA 09/16/2026 — (772,575)
49,875,000 NOK 5,355,331 USD Citibank NA 09/16/2026 18,553 —
95,000,000 NOK 9,762,181 USD Citibank NA 09/16/2026 — (403,110)
4,646,882 NZD 2,771,276 USD Citibank NA 09/16/2026 20,961 —
11,266,806 NZD 6,566,712 USD Citibank NA 09/16/2026 — (101,688)
1,039,921 PEN 310,719 USD Citibank NA 09/16/2026 1,828 —
282,656,219 PHP 4,570,269 USD Citibank NA 09/16/2026 42,829 —
34,821,998 PLN 9,537,867 USD Citibank NA 09/16/2026 193,540 —
12,569,499 PLN 3,342,989 USD Citibank NA 09/16/2026 — (29,981)
142,625,002 SEK 15,245,014 USD Citibank NA 09/16/2026 342,004 —
23,000,000 SEK 2,383,236 USD Citibank NA 09/16/2026 — (20,054)
15,978,979 SGD 12,645,355 USD Citibank NA 09/16/2026 62,653 —
14,878,763 SGD 11,642,349 USD Citibank NA 09/16/2026 — (73,986)
71,664,883 THB 2,200,699 USD Citibank NA 09/16/2026 37,183 —
61,000,000 THB 1,828,789 USD Citibank NA 09/16/2026 — (12,763)
87,443,387 TWD 2,765,379 USD Citibank NA 09/16/2026 6,600 —
419,136,486 TWD 13,122,830 USD Citibank NA 09/16/2026 — (100,634)
10,464,745 USD 14,771,501 AUD Citibank NA 09/16/2026 118,304 —
10,023,577 USD 13,949,499 AUD Citibank NA 09/16/2026 — (29,450)
3,767,598 USD 19,757,037 BRL Citibank NA 09/16/2026 34,115 —
10,681,730 USD 55,114,501 BRL Citibank NA 09/16/2026 — (76,424)
12,024,619 USD 16,816,686 CAD Citibank NA 09/16/2026 117,096 —
12,305,570 USD 16,789,437 CAD Citibank NA 09/16/2026 — (183,530)
4,811,288 USD 3,891,001 CHF Citibank NA 09/16/2026 9,645 —
19,690,335 USD 15,714,961 CHF Citibank NA 09/16/2026 — (219,566)
211,904 USD 200,000,000 CLP Citibank NA 09/16/2026 2,395 —
3,585,762 USD 3,283,897,062 CLP Citibank NA 09/16/2026 — (67,084)
6,237,166 USD 41,973,135 CNY Citibank NA 09/16/2026 16,506 —
370,701 USD 2,486,992 CNY Citibank NA 09/16/2026 — (160)
4,551,461 USD 17,071,738,431 COP Citibank NA 09/16/2026 728,829 —
16,335 USD 50,000,000 COP Citibank NA 09/16/2026 — (870)
5,182,815 USD 109,000,000 CZK Citibank NA 09/16/2026 57,709 —
3,626,593 USD 75,048,666 CZK Citibank NA 09/16/2026 — (18,388)
23,621,879 USD 20,515,571 EUR Citibank NA 09/16/2026 221,058 —
19,948,223 USD 17,045,271 EUR Citibank NA 09/16/2026 — (138,425)
19,898,210 USD 14,850,727 GBP Citibank NA 09/16/2026 224,688 —
10,945,673 USD 8,037,095 GBP Citibank NA 09/16/2026 — (55,320)
332,584 USD 105,000,000 HUF Citibank NA 09/16/2026 1,108 —
5,520,279 USD 1,716,093,743 HUF Citibank NA 09/16/2026 — (66,481)
4,173,431 USD 75,000,000,000 IDR Citibank NA 09/16/2026 54,293 —
310,441 USD 5,499,999,999 IDR Citibank NA 09/16/2026 — (407)
7,512,966 USD 22,543,616 ILS Citibank NA 09/16/2026 29,662 —
4,968,103 USD 14,729,455 ILS Citibank NA 09/16/2026 — (39,929)

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Forward foreign currency exchange contracts (continued)
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
12,281,531 USD 1,183,914,881 INR Citibank NA 09/16/2026 154,436 —
947,340 USD 90,000,002 INR Citibank NA 09/16/2026 — (1,970)
6,561,609 USD 1,053,929,750 JPY Citibank NA 09/16/2026 43,022 —
25,172,511 USD 3,972,427,420 JPY Citibank NA 09/16/2026 — (278,614)
23,779,729 USD 35,868,199,907 KRW Citibank NA 09/16/2026 2,454,260 —
6,477,925 USD 61,999,999 NOK Citibank NA 09/16/2026 156,265 —
9,332,967 USD 86,911,133 NOK Citibank NA 09/16/2026 — (33,208)
5,590,323 USD 9,596,250 NZD Citibank NA 09/16/2026 89,342 —
3,597,135 USD 6,038,844 NZD Citibank NA 09/16/2026 — (22,970)
431,848 USD 1,485,604 PEN Citibank NA 09/16/2026 9,426 —
5,797,985 USD 357,968,720 PHP Citibank NA 09/16/2026 — (64,222)
3,877,320 USD 14,593,000 PLN Citibank NA 09/16/2026 38,645 —
7,772,435 USD 28,677,565 PLN Citibank NA 09/16/2026 — (76,942)
3,417,503 USD 33,000,000 SEK Citibank NA 09/16/2026 30,694 —
11,763,135 USD 111,218,751 SEK Citibank NA 09/16/2026 — (141,793)
10,161,871 USD 13,049,909 SGD Citibank NA 09/16/2026 114,327 —
8,283,852 USD 10,511,628 SGD Citibank NA 09/16/2026 — (6,432)
1,732,569 USD 57,803,988 THB Citibank NA 09/16/2026 12,495 —
1,710,352 USD 55,948,929 THB Citibank NA 09/16/2026 — (21,288)
6,954,128 USD 221,257,803 TWD Citibank NA 09/16/2026 26,395 —
13,564,062 USD 428,194,147 TWD Citibank NA 09/16/2026 — (54,838)
12,927,712 USD 213,750,000 ZAR Citibank NA 09/16/2026 331,648 —
300,914 USD 4,821,202 ZAR Citibank NA 09/16/2026 — (1,845)
58,300,190 ZAR 3,638,327 USD Citibank NA 09/16/2026 21,845 —
129,443,613 ZAR 7,823,760 USD Citibank NA 09/16/2026 — (205,898)
15,375,000 MXN 905,955 USD Citibank NA 09/17/2026 2,397 —
308,554,742 MXN 17,659,400 USD Citibank NA 09/17/2026 — (473,709)
4,828,876 USD 83,300,528 MXN Citibank NA 09/17/2026 66,521 —
12,322,808 USD 209,147,828 MXN Citibank NA 09/17/2026 — (31,631)
4,693,000 CAD 3,397,918 USD Citibank NA 09/29/2026 7,553 —
25,276,000 EUR 29,337,853 USD Citibank NA 09/29/2026 — (52,340)
5,162,955 USD 8,759,000 NZD Citibank NA 09/29/2026 23,081 —
12,543,999 AUD 8,991,504 USD Citibank NA 12/16/2026 18,466 —
6,447,000 AUD 4,606,075 USD Citibank NA 12/16/2026 — (5,625)
182,000 BRL 34,460 USD Citibank NA 12/16/2026 76 —
45,500 BRL 8,549 USD Citibank NA 12/16/2026 — (47)
56,125 CAD 40,715 USD Citibank NA 12/16/2026 19 —
84,187 CAD 61,026 USD Citibank NA 12/16/2026 — (19)
2,426,957 CHF 3,058,574 USD Citibank NA 12/16/2026 20,323 —
1,237,588,486 CLP 1,351,328 USD Citibank NA 12/16/2026 24,039 —
5,278,988 CNY 791,824 USD Citibank NA 12/16/2026 243 —
17,419,657 CNY 2,609,987 USD Citibank NA 12/16/2026 — (2,079)
50,408,041 CZK 2,440,057 USD Citibank NA 12/16/2026 14,436 —
2,918,268 EUR 3,417,265 USD Citibank NA 12/16/2026 13,679 —
5,246,542 GBP 7,143,950 USD Citibank NA 12/16/2026 33,832 —
1,254,999,999 HUF 4,022,386 USD Citibank NA 12/16/2026 46,096 —
5,500,000,000 IDR 308,343 USD Citibank NA 12/16/2026 443 —
5,500,000,001 IDR 307,174 USD Citibank NA 12/16/2026 — (726)
5,366,456 ILS 1,813,320 USD Citibank NA 12/16/2026 11,939 —
12,809,116 ILS 4,292,144 USD Citibank NA 12/16/2026 — (7,548)
250,000,000 INR 2,593,431 USD Citibank NA 12/16/2026 — (11,929)
32,927,786 JPY 208,547 USD Citibank NA 12/16/2026 722 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Forward foreign currency exchange contracts (continued)
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
264,772,828 MXN 15,487,808 USD Citibank NA 12/16/2026 38,733 —
38,127,218 MXN 2,220,749 USD Citibank NA 12/16/2026 — (3,914)
24,266,598 NOK 2,598,486 USD Citibank NA 12/16/2026 5,061 —
330,092 NZD 197,518 USD Citibank NA 12/16/2026 1,693 —
21,874,999 PHP 353,017 USD Citibank NA 12/16/2026 4,489 —
17,442,457 PLN 4,714,805 USD Citibank NA 12/16/2026 33,380 —
350,499 PLN 93,621 USD Citibank NA 12/16/2026 — (450)
81,218,749 SEK 8,608,972 USD Citibank NA 12/16/2026 79,175 —
1,000,000 SEK 104,670 USD Citibank NA 12/16/2026 — (352)
9,903,626 SGD 7,853,711 USD Citibank NA 12/16/2026 5,763 —
2,475,908 SGD 1,956,763 USD Citibank NA 12/16/2026 — (5,225)
70,948,928 THB 2,174,417 USD Citibank NA 12/16/2026 15,546 —
18,803,988 THB 570,181 USD Citibank NA 12/16/2026 — (1,996)
2,545,112 USD 13,557,761 BRL Citibank NA 12/16/2026 16,200 —
6,468,073 USD 34,162,253 BRL Citibank NA 12/16/2026 — (14,189)
5,066,413 USD 6,992,117 CAD Citibank NA 12/16/2026 3,598 —
4,236,826 USD 5,839,078 CAD Citibank NA 12/16/2026 — (2,887)
354,493 USD 283,500 CHF Citibank NA 12/16/2026 414 —
2,108,749 USD 1,672,499 CHF Citibank NA 12/16/2026 — (14,986)
428,315 USD 400,000,000 CLP Citibank NA 12/16/2026 677 —
715,437 USD 662,922,793 CLP Citibank NA 12/16/2026 — (4,466)
177,743 USD 1,185,500 CNY Citibank NA 12/16/2026 22 —
1,647,055 USD 10,975,500 CNY Citibank NA 12/16/2026 — (1,286)
2,701,785 USD 8,668,089,535 COP Citibank NA 12/16/2026 — (71,701)
363,417 USD 7,500,002 CZK Citibank NA 12/16/2026 — (2,518)
528,966 USD 454,500 EUR Citibank NA 12/16/2026 1,119 —
10,847,479 USD 9,261,237 EUR Citibank NA 12/16/2026 — (46,066)
477,922 USD 149,296,874 HUF Citibank NA 12/16/2026 — (4,895)
1,824,706 USD 32,664,285,716 IDR Citibank NA 12/16/2026 3,900 —
2,446,816 USD 43,664,285,714 IDR Citibank NA 12/16/2026 — (2,413)
2,592,436 USD 250,019,495 INR Citibank NA 12/16/2026 13,129 —
725,474 USD 115,000,000 JPY Citibank NA 12/16/2026 356 —
6,685,948 USD 1,055,984,451 JPY Citibank NA 12/16/2026 — (21,036)
10,930,727 USD 15,098,335,169 KRW Citibank NA 12/16/2026 126,603 —
249,969 USD 4,291,666 MXN Citibank NA 12/16/2026 443 —
822,505 USD 14,062,500 MXN Citibank NA 12/16/2026 — (1,980)
3,250,660 USD 30,374,997 NOK Citibank NA 12/16/2026 — (4,418)
1,321,481 USD 2,206,538 NZD Citibank NA 12/16/2026 — (12,463)
309,664 USD 1,039,921 PEN Citibank NA 12/16/2026 — (1,745)
2,374,492 USD 147,187,498 PHP Citibank NA 12/16/2026 — (29,403)
666,462 USD 2,467,498 PLN Citibank NA 12/16/2026 — (4,205)
34,650 USD 43,840 SGD Citibank NA 12/16/2026 90 —
1,293,396 USD 1,629,856 SGD Citibank NA 12/16/2026 — (1,847)
6,154,129 USD 194,912,469 TWD Citibank NA 12/16/2026 10,888 —
4,678,839 USD 147,667,405 TWD Citibank NA 12/16/2026 — (8,170)
6,097,054 USD 98,300,190 ZAR Citibank NA 12/17/2026 — (41,143)
15,821,202 ZAR 982,130 USD Citibank NA 12/17/2026 7,445 —
68,864,951 USD 648,243,000 NOK Goldman Sachs & Co. LLC 09/29/2026 487,460 —
4,740,000 CAD 3,428,683 USD HSBC Bank USA NA 09/29/2026 4,364 —
6,998,117 USD 5,990,000 EUR HSBC Bank USA NA 09/29/2026 — (33,120)
4,483,608 USD 714,936,000 JPY HSBC Bank USA NA 09/29/2026 1,350 —
1,276,499 AUD 918,764 USD JPMorgan Chase Bank NA 09/16/2026 4,216 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Forward foreign currency exchange contracts (continued)
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
32,347,000 AUD 22,718,708 USD JPMorgan Chase Bank NA 09/16/2026 — (456,315)
42,797,490 BRL 8,271,453 USD JPMorgan Chase Bank NA 09/16/2026 36,225 —
8,806,761 BRL 1,683,305 USD JPMorgan Chase Bank NA 09/16/2026 — (11,320)
9,567,578 CAD 6,936,412 USD JPMorgan Chase Bank NA 09/16/2026 28,582 —
18,292,117 CAD 13,049,273 USD JPMorgan Chase Bank NA 09/16/2026 — (157,708)
18,216,245 CHF 23,118,163 USD JPMorgan Chase Bank NA 09/16/2026 548,315 —
1,906,000 CHF 2,344,795 USD JPMorgan Chase Bank NA 09/16/2026 — (16,731)
3,462,922,788 CLP 3,812,015 USD JPMorgan Chase Bank NA 09/16/2026 101,508 —
48,821,494 CNY 7,223,639 USD JPMorgan Chase Bank NA 09/16/2026 — (50,380)
7,068,089,535 COP 2,249,335 USD JPMorgan Chase Bank NA 09/16/2026 63,177 —
8,050,000,000 COP 2,285,187 USD JPMorgan Chase Bank NA 09/16/2026 — (204,675)
72,306,749 CZK 3,484,515 USD JPMorgan Chase Bank NA 09/16/2026 8,138 —
127,806,752 CZK 6,084,490 USD JPMorgan Chase Bank NA 09/16/2026 — (60,227)
16,256,491 EUR 19,002,661 USD JPMorgan Chase Bank NA 09/16/2026 109,572 —
21,304,350 EUR 24,423,346 USD JPMorgan Chase Bank NA 09/16/2026 — (336,299)
3,164,320 GBP 4,295,764 USD JPMorgan Chase Bank NA 09/16/2026 8,076 —
22,244,344 GBP 29,830,927 USD JPMorgan Chase Bank NA 09/16/2026 — (310,403)
2,421,796,877 HUF 7,833,333 USD JPMorgan Chase Bank NA 09/16/2026 136,785 —
100,000,000 HUF 315,277 USD JPMorgan Chase Bank NA 09/16/2026 — (2,527)
24,164,285,715 IDR 1,363,230 USD JPMorgan Chase Bank NA 09/16/2026 1,100 —
56,335,714,286 IDR 3,158,097 USD JPMorgan Chase Bank NA 09/16/2026 — (17,524)
36,990,292 ILS 12,708,394 USD JPMorgan Chase Bank NA 09/16/2026 332,204 —
7,000,500 ILS 2,308,098 USD JPMorgan Chase Bank NA 09/16/2026 — (34,125)
20,000,000 INR 210,410 USD JPMorgan Chase Bank NA 09/16/2026 328 —
1,315,164,883 INR 13,636,146 USD JPMorgan Chase Bank NA 09/16/2026 — (178,491)
2,638,788,174 JPY 16,722,755 USD JPMorgan Chase Bank NA 09/16/2026 186,336 —
2,083,929,750 JPY 12,887,172 USD JPMorgan Chase Bank NA 09/16/2026 — (172,130)
30,098,335,172 KRW 21,241,712 USD JPMorgan Chase Bank NA 09/16/2026 — (772,196)
49,874,999 NOK 5,355,341 USD JPMorgan Chase Bank NA 09/16/2026 18,563 —
95,000,001 NOK 9,762,199 USD JPMorgan Chase Bank NA 09/16/2026 — (403,090)
4,646,882 NZD 2,771,283 USD JPMorgan Chase Bank NA 09/16/2026 20,967 —
11,266,807 NZD 6,566,725 USD JPMorgan Chase Bank NA 09/16/2026 — (101,675)
1,039,921 PEN 310,720 USD JPMorgan Chase Bank NA 09/16/2026 1,828 —
282,031,278 PHP 4,560,172 USD JPMorgan Chase Bank NA 09/16/2026 42,741 —
34,821,999 PLN 9,537,680 USD JPMorgan Chase Bank NA 09/16/2026 193,354 —
12,569,501 PLN 3,342,993 USD JPMorgan Chase Bank NA 09/16/2026 — (29,973)
142,625,000 SEK 15,245,542 USD JPMorgan Chase Bank NA 09/16/2026 342,534 —
23,000,000 SEK 2,383,241 USD JPMorgan Chase Bank NA 09/16/2026 — (20,049)
15,978,979 SGD 12,645,381 USD JPMorgan Chase Bank NA 09/16/2026 62,677 —
14,878,758 SGD 11,642,361 USD JPMorgan Chase Bank NA 09/16/2026 — (73,970)
71,664,881 THB 2,200,708 USD JPMorgan Chase Bank NA 09/16/2026 37,189 —
61,000,000 THB 1,828,793 USD JPMorgan Chase Bank NA 09/16/2026 — (12,759)
87,443,384 TWD 2,765,384 USD JPMorgan Chase Bank NA 09/16/2026 6,607 —
419,136,491 TWD 13,122,856 USD JPMorgan Chase Bank NA 09/16/2026 — (100,607)
10,464,724 USD 14,771,500 AUD JPMorgan Chase Bank NA 09/16/2026 118,322 —
10,023,555 USD 13,949,498 AUD JPMorgan Chase Bank NA 09/16/2026 — (29,431)
3,767,590 USD 19,757,037 BRL JPMorgan Chase Bank NA 09/16/2026 34,122 —
10,681,708 USD 55,114,502 BRL JPMorgan Chase Bank NA 09/16/2026 — (76,401)
12,024,597 USD 16,816,687 CAD JPMorgan Chase Bank NA 09/16/2026 117,120 —
12,305,547 USD 16,789,438 CAD JPMorgan Chase Bank NA 09/16/2026 — (183,507)
4,811,275 USD 3,890,999 CHF JPMorgan Chase Bank NA 09/16/2026 9,655 —
19,690,286 USD 15,714,954 CHF JPMorgan Chase Bank NA 09/16/2026 — (219,526)

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Forward foreign currency exchange contracts (continued)
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
211,904 USD 200,000,000 CLP JPMorgan Chase Bank NA 09/16/2026 2,396 —
3,585,751 USD 3,283,897,055 CLP JPMorgan Chase Bank NA 09/16/2026 — (67,075)
6,237,153 USD 41,973,133 CNY JPMorgan Chase Bank NA 09/16/2026 16,515 —
370,702 USD 2,486,992 CNY JPMorgan Chase Bank NA 09/16/2026 — (159)
4,551,452 USD 17,071,738,431 COP JPMorgan Chase Bank NA 09/16/2026 728,839 —
16,335 USD 50,000,000 COP JPMorgan Chase Bank NA 09/16/2026 — (870)
5,182,805 USD 109,000,000 CZK JPMorgan Chase Bank NA 09/16/2026 57,720 —
3,626,585 USD 75,048,666 CZK JPMorgan Chase Bank NA 09/16/2026 — (18,381)
23,621,826 USD 20,515,567 EUR JPMorgan Chase Bank NA 09/16/2026 221,105 —
19,948,188 USD 17,045,274 EUR JPMorgan Chase Bank NA 09/16/2026 — (138,385)
19,898,161 USD 14,850,724 GBP JPMorgan Chase Bank NA 09/16/2026 224,732 —
10,945,648 USD 8,037,093 GBP JPMorgan Chase Bank NA 09/16/2026 — (55,299)
332,584 USD 105,000,000 HUF JPMorgan Chase Bank NA 09/16/2026 1,109 —
5,504,176 USD 1,711,093,753 HUF JPMorgan Chase Bank NA 09/16/2026 — (66,265)
4,173,423 USD 75,000,000,000 IDR JPMorgan Chase Bank NA 09/16/2026 54,305 —
310,439 USD 5,500,000,001 IDR JPMorgan Chase Bank NA 09/16/2026 — (407)
7,512,952 USD 22,543,615 ILS JPMorgan Chase Bank NA 09/16/2026 29,678 —
4,968,093 USD 14,729,457 ILS JPMorgan Chase Bank NA 09/16/2026 — (39,919)
12,281,660 USD 1,183,914,883 INR JPMorgan Chase Bank NA 09/16/2026 154,309 —
947,338 USD 90,000,000 INR JPMorgan Chase Bank NA 09/16/2026 — (1,969)
6,561,595 USD 1,053,929,750 JPY JPMorgan Chase Bank NA 09/16/2026 43,036 —
25,214,514 USD 3,979,116,325 JPY JPMorgan Chase Bank NA 09/16/2026 — (278,698)
23,780,044 USD 35,868,199,911 KRW JPMorgan Chase Bank NA 09/16/2026 2,453,942 —
6,477,909 USD 62,000,001 NOK JPMorgan Chase Bank NA 09/16/2026 156,280 —
9,332,992 USD 86,911,131 NOK JPMorgan Chase Bank NA 09/16/2026 — (33,233)
5,590,308 USD 9,596,250 NZD JPMorgan Chase Bank NA 09/16/2026 89,351 —
3,597,129 USD 6,038,845 NZD JPMorgan Chase Bank NA 09/16/2026 — (22,963)
431,846 USD 1,485,604 PEN JPMorgan Chase Bank NA 09/16/2026 9,427 —
5,787,990 USD 357,343,778 PHP JPMorgan Chase Bank NA 09/16/2026 — (64,242)
3,877,312 USD 14,593,000 PLN JPMorgan Chase Bank NA 09/16/2026 38,653 —
7,772,413 USD 28,677,566 PLN JPMorgan Chase Bank NA 09/16/2026 — (76,916)
3,417,498 USD 33,000,000 SEK JPMorgan Chase Bank NA 09/16/2026 30,702 —
11,763,112 USD 111,218,749 SEK JPMorgan Chase Bank NA 09/16/2026 — (141,771)
10,161,850 USD 13,049,907 SGD JPMorgan Chase Bank NA 09/16/2026 114,347 —
8,283,833 USD 10,511,626 SGD JPMorgan Chase Bank NA 09/16/2026 — (6,416)
1,732,567 USD 57,803,988 THB JPMorgan Chase Bank NA 09/16/2026 12,502 —
1,710,349 USD 55,948,927 THB JPMorgan Chase Bank NA 09/16/2026 — (21,283)
6,953,720 USD 221,257,805 TWD JPMorgan Chase Bank NA 09/16/2026 26,808 —
13,564,556 USD 428,194,148 TWD JPMorgan Chase Bank NA 09/16/2026 — (55,338)
12,927,687 USD 213,749,997 ZAR JPMorgan Chase Bank NA 09/16/2026 331,669 —
300,913 USD 4,821,202 ZAR JPMorgan Chase Bank NA 09/16/2026 — (1,845)
58,300,190 ZAR 3,638,334 USD JPMorgan Chase Bank NA 09/16/2026 21,853 —
129,443,609 ZAR 7,823,364 USD JPMorgan Chase Bank NA 09/16/2026 — (206,289)
14,750,000 MXN 869,130 USD JPMorgan Chase Bank NA 09/17/2026 2,303 —
308,304,742 MXN 17,644,770 USD JPMorgan Chase Bank NA 09/17/2026 — (473,652)
4,821,535 USD 83,175,529 MXN JPMorgan Chase Bank NA 09/17/2026 66,518 —
12,278,593 USD 208,397,828 MXN JPMorgan Chase Bank NA 09/17/2026 — (31,493)
19,271,000 NOK 2,070,255 USD JPMorgan Chase Bank NA 09/29/2026 8,543 —
266,489 USD 450,000 NZD JPMorgan Chase Bank NA 09/29/2026 — (52)
67,867,623 USD 642,610,000 SEK JPMorgan Chase Bank NA 09/29/2026 — (671,318)
12,543,999 AUD 8,991,522 USD JPMorgan Chase Bank NA 12/16/2026 18,485 —
6,447,000 AUD 4,606,084 USD JPMorgan Chase Bank NA 12/16/2026 — (5,616)

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Forward foreign currency exchange contracts (continued)
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
182,000 BRL 34,460 USD JPMorgan Chase Bank NA 12/16/2026 76 —
45,500 BRL 8,549 USD JPMorgan Chase Bank NA 12/16/2026 — (47)
56,124 CAD 40,715 USD JPMorgan Chase Bank NA 12/16/2026 19 —
84,186 CAD 61,025 USD JPMorgan Chase Bank NA 12/16/2026 — (19)
2,426,958 CHF 3,058,581 USD JPMorgan Chase Bank NA 12/16/2026 20,330 —
1,237,588,485 CLP 1,351,329 USD JPMorgan Chase Bank NA 12/16/2026 24,044 —
5,278,988 CNY 791,826 USD JPMorgan Chase Bank NA 12/16/2026 245 —
17,419,657 CNY 2,609,992 USD JPMorgan Chase Bank NA 12/16/2026 — (2,073)
50,408,040 CZK 2,440,062 USD JPMorgan Chase Bank NA 12/16/2026 14,441 —
2,918,270 EUR 3,417,274 USD JPMorgan Chase Bank NA 12/16/2026 13,685 —
5,246,542 GBP 7,143,965 USD JPMorgan Chase Bank NA 12/16/2026 33,846 —
1,254,999,998 HUF 4,022,396 USD JPMorgan Chase Bank NA 12/16/2026 46,103 —
5,500,000,000 IDR 308,343 USD JPMorgan Chase Bank NA 12/16/2026 444 —
5,499,999,999 IDR 307,174 USD JPMorgan Chase Bank NA 12/16/2026 — (726)
5,366,456 ILS 1,813,323 USD JPMorgan Chase Bank NA 12/16/2026 11,942 —
12,809,115 ILS 4,292,152 USD JPMorgan Chase Bank NA 12/16/2026 — (7,540)
250,000,000 INR 2,593,437 USD JPMorgan Chase Bank NA 12/16/2026 — (11,924)
32,927,785 JPY 208,547 USD JPMorgan Chase Bank NA 12/16/2026 722 —
264,772,828 MXN 15,487,839 USD JPMorgan Chase Bank NA 12/16/2026 38,763 —
38,127,219 MXN 2,220,754 USD JPMorgan Chase Bank NA 12/16/2026 — (3,909)
24,266,602 NOK 2,598,490 USD JPMorgan Chase Bank NA 12/16/2026 5,066 —
330,094 NZD 197,520 USD JPMorgan Chase Bank NA 12/16/2026 1,693 —
21,875,000 PHP 353,017 USD JPMorgan Chase Bank NA 12/16/2026 4,491 —
17,442,457 PLN 4,714,815 USD JPMorgan Chase Bank NA 12/16/2026 33,391 —
350,501 PLN 93,622 USD JPMorgan Chase Bank NA 12/16/2026 — (450)
81,218,750 SEK 8,608,987 USD JPMorgan Chase Bank NA 12/16/2026 79,191 —
1,000,000 SEK 104,670 USD JPMorgan Chase Bank NA 12/16/2026 — (352)
9,903,628 SGD 7,853,728 USD JPMorgan Chase Bank NA 12/16/2026 5,779 —
2,475,908 SGD 1,956,767 USD JPMorgan Chase Bank NA 12/16/2026 — (5,221)
70,948,928 THB 2,174,420 USD JPMorgan Chase Bank NA 12/16/2026 15,549 —
18,803,988 THB 570,182 USD JPMorgan Chase Bank NA 12/16/2026 — (1,995)
2,545,107 USD 13,557,760 BRL JPMorgan Chase Bank NA 12/16/2026 16,205 —
6,468,061 USD 34,162,254 BRL JPMorgan Chase Bank NA 12/16/2026 — (14,180)
5,066,403 USD 6,992,116 CAD JPMorgan Chase Bank NA 12/16/2026 3,608 —
4,236,816 USD 5,839,077 CAD JPMorgan Chase Bank NA 12/16/2026 — (2,880)
354,492 USD 283,500 CHF JPMorgan Chase Bank NA 12/16/2026 415 —
2,108,746 USD 1,672,500 CHF JPMorgan Chase Bank NA 12/16/2026 — (14,983)
428,314 USD 400,000,000 CLP JPMorgan Chase Bank NA 12/16/2026 678 —
715,437 USD 662,922,792 CLP JPMorgan Chase Bank NA 12/16/2026 — (4,465)
177,742 USD 1,185,500 CNY JPMorgan Chase Bank NA 12/16/2026 23 —
1,647,052 USD 10,975,500 CNY JPMorgan Chase Bank NA 12/16/2026 — (1,283)
2,701,776 USD 8,668,089,536 COP JPMorgan Chase Bank NA 12/16/2026 — (71,696)
363,415 USD 7,500,000 CZK JPMorgan Chase Bank NA 12/16/2026 — (2,517)
528,965 USD 454,500 EUR JPMorgan Chase Bank NA 12/16/2026 1,120 —
10,847,344 USD 9,261,239 EUR JPMorgan Chase Bank NA 12/16/2026 — (45,929)
477,920 USD 149,296,873 HUF JPMorgan Chase Bank NA 12/16/2026 — (4,894)
1,824,702 USD 32,664,285,714 IDR JPMorgan Chase Bank NA 12/16/2026 3,903 —
2,446,813 USD 43,664,285,714 IDR JPMorgan Chase Bank NA 12/16/2026 — (2,409)
2,592,431 USD 250,019,494 INR JPMorgan Chase Bank NA 12/16/2026 13,134 —
725,472 USD 115,000,000 JPY JPMorgan Chase Bank NA 12/16/2026 357 —
6,685,935 USD 1,055,984,450 JPY JPMorgan Chase Bank NA 12/16/2026 — (21,022)
10,930,708 USD 15,098,335,169 KRW JPMorgan Chase Bank NA 12/16/2026 126,624 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Forward foreign currency exchange contracts (continued)
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
249,968 USD 4,291,666 MXN JPMorgan Chase Bank NA 12/16/2026 443 —
822,503 USD 14,062,500 MXN JPMorgan Chase Bank NA 12/16/2026 — (1,978)
3,250,655 USD 30,375,002 NOK JPMorgan Chase Bank NA 12/16/2026 — (4,412)
1,321,481 USD 2,206,540 NZD JPMorgan Chase Bank NA 12/16/2026 — (12,461)
309,664 USD 1,039,921 PEN JPMorgan Chase Bank NA 12/16/2026 — (1,745)
2,374,486 USD 147,187,499 PHP JPMorgan Chase Bank NA 12/16/2026 — (29,397)
666,461 USD 2,467,499 PLN JPMorgan Chase Bank NA 12/16/2026 — (4,203)
90,912 USD 114,839 SGD JPMorgan Chase Bank NA 12/16/2026 90 —
1,237,133 USD 1,558,859 SGD JPMorgan Chase Bank NA 12/16/2026 — (1,843)
6,154,115 USD 194,912,468 TWD JPMorgan Chase Bank NA 12/16/2026 10,900 —
4,678,831 USD 147,667,406 TWD JPMorgan Chase Bank NA 12/16/2026 — (8,160)
6,097,040 USD 98,300,190 ZAR JPMorgan Chase Bank NA 12/17/2026 — (41,128)
15,821,202 ZAR 982,134 USD JPMorgan Chase Bank NA 12/17/2026 7,447 —
31,850,000 AUD 22,739,850 USD Morgan Stanley & Co. International PLC 09/16/2026 — (79,099)
19,105,000 BRL 3,624,039 USD Morgan Stanley & Co. International PLC 09/16/2026 — (52,208)
1,350,000 CAD 954,458 USD Morgan Stanley & Co. International PLC 09/16/2026 — (20,248)
13,700,000 CHF 17,648,180 USD Morgan Stanley & Co. International PLC 09/16/2026 673,940 —
1,650,000 CHF 2,027,893 USD Morgan Stanley & Co. International PLC 09/16/2026 — (16,449)
1,000,000 EUR 1,170,692 USD Morgan Stanley & Co. International PLC 09/16/2026 8,505 —
1,400,000 EUR 1,599,333 USD Morgan Stanley & Co. International PLC 09/16/2026 — (27,729)
6,350,000 GBP 8,498,482 USD Morgan Stanley & Co. International PLC 09/16/2026 — (105,838)
802,730,000 INR 8,322,113 USD Morgan Stanley & Co. International PLC 09/16/2026 — (109,850)
160,000,000 JPY 1,004,457 USD Morgan Stanley & Co. International PLC 09/16/2026 1,790 —
1,210,000,000 JPY 7,487,779 USD Morgan Stanley & Co. International PLC 09/16/2026 — (94,893)
10,377,365,000 KRW 6,789,376 USD Morgan Stanley & Co. International PLC 09/16/2026 — (800,624)
14,000,000 NOK 1,429,174 USD Morgan Stanley & Co. International PLC 09/16/2026 — (68,869)
19,800,000 NZD 11,780,208 USD Morgan Stanley & Co. International PLC 09/16/2026 61,329 —
3,850,000 NZD 2,206,609 USD Morgan Stanley & Co. International PLC 09/16/2026 — (72,062)
36,660,000 PLN 10,082,084 USD Morgan Stanley & Co. International PLC 09/16/2026 244,539 —
55,750,000 SEK 6,080,480 USD Morgan Stanley & Co. International PLC 09/16/2026 255,115 —
8,750,000 SEK 904,704 USD Morgan Stanley & Co. International PLC 09/16/2026 — (9,591)
752,990,000 TRY 15,230,586 USD Morgan Stanley & Co. International PLC 09/16/2026 — (189,898)
1,066,534 USD 1,500,000 AUD Morgan Stanley & Co. International PLC 09/16/2026 8,141 —
9,982,647 USD 51,200,000 BRL Morgan Stanley & Co. International PLC 09/16/2026 — (130,579)
1,948,432 USD 2,700,000 CAD Morgan Stanley & Co. International PLC 09/16/2026 979 —
8,886,658 USD 12,250,000 CAD Morgan Stanley & Co. International PLC 09/16/2026 — (42,110)
557,263 USD 450,000 CHF Morgan Stanley & Co. International PLC 09/16/2026 285 —
5,512,695 USD 4,800,000 EUR Morgan Stanley & Co. International PLC 09/16/2026 65,805 —
8,556,240 USD 6,350,000 GBP Morgan Stanley & Co. International PLC 09/16/2026 48,080 —
5,267,402 USD 505,730,000 INR Morgan Stanley & Co. International PLC 09/16/2026 44,841 —
24,193,558 USD 3,830,000,000 JPY Morgan Stanley & Co. International PLC 09/16/2026 — (192,208)
9,456,685 USD 14,713,080,000 KRW Morgan Stanley & Co. International PLC 09/16/2026 1,304,455 —
6,931,202 USD 66,750,000 NOK Morgan Stanley & Co. International PLC 09/16/2026 211,253 —
18,343,768 USD 170,500,000 NOK Morgan Stanley & Co. International PLC 09/16/2026 — (99,743)
3,226,735 USD 5,500,000 NZD Morgan Stanley & Co. International PLC 09/16/2026 28,509 —
604,620 USD 2,225,000 PLN Morgan Stanley & Co. International PLC 09/16/2026 — (7,551)
1,317,456 USD 12,500,000 SEK Morgan Stanley & Co. International PLC 09/16/2026 — (11,321)
9,164,691 USD 455,635,000 TRY Morgan Stanley & Co. International PLC 09/16/2026 166,259 —
9,842,150 USD 161,385,000 ZAR Morgan Stanley & Co. International PLC 09/16/2026 168,897 —
11,675,000 ZAR 727,677 USD Morgan Stanley & Co. International PLC 09/16/2026 3,453 —
287,000,000 MXN 16,348,383 USD Morgan Stanley & Co. International PLC 09/17/2026 — (518,003)
9,620,474 USD 169,320,000 MXN Morgan Stanley & Co. International PLC 09/17/2026 330,106 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Forward foreign currency exchange contracts (continued)
Currency to
be sold
Currency to
be purchased Counterparty
Settlement
date
Unrealized
appreciation ($)
Unrealized
depreciation ($)
6,958,275 USD 117,680,000 MXN Morgan Stanley & Co. International PLC 09/17/2026 — (42,469)
141,369,000 NOK 14,938,327 USD Morgan Stanley Capital Services LLC 09/29/2026 — (186,064)
112,114,000 NZD 66,344,020 USD Morgan Stanley Capital Services LLC 09/29/2026 — (36,525)
1,306,704 USD 958,000 GBP Morgan Stanley Capital Services LLC 09/29/2026 — (8,577)
5,287,525 USD 838,879,000 JPY Morgan Stanley Capital Services LLC 09/29/2026 — (25,043)
5,138,000 CHF 6,425,229 USD State Street Bank & Trust Co. 09/29/2026 49,974 —
5,641,000 GBP 7,640,269 USD State Street Bank & Trust Co. 09/29/2026 — (3,507)
5,174,810 USD 7,223,000 AUD State Street Bank & Trust Co. 09/29/2026 — (831)
4,474,000 CHF 5,551,840 USD UBS AG 09/29/2026 479 —
22,144,000 GBP 30,021,418 USD UBS AG 09/29/2026 15,430 —
4,893,802 USD 4,214,000 EUR UBS AG 09/29/2026 6,113 —
75,640,000 AUD 53,832,647 USD Wells Fargo Bank NA 09/29/2026 — (349,793)
975,000 CAD 703,454 USD Wells Fargo Bank NA 09/29/2026 — (915)
3,931,000 NOK 420,388 USD Wells Fargo Bank NA 09/29/2026 — (171)
38,420,783 USD 54,309,000 AUD Wells Fargo Bank NA 09/29/2026 481,837 —
36,824,179 USD 5,844,980,000 JPY Wells Fargo Bank NA 09/29/2026 — (157,273)
Total 20,740,300 (16,563,118)
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 228 12/2026 USD 24,545,625 — (135,708)
CBOT 5 Year U.S. Treasury Notes Futures 64 12/2026 USD 6,765,000 — (32,996)
CBOT Corn Futures 46 12/2026 USD 1,236,825 152,598 —
CBOT Corn Futures 160 03/2027 USD 4,418,000 517,858 —
CBOT Corn Futures 88 05/2027 USD 2,457,400 249,646 —
CBOT Soybean Futures 39 11/2026 USD 2,511,600 112,275 —
CBOT Soybean Futures 28 01/2027 USD 1,824,550 101,003 —
CBOT Soybean Futures 55 03/2027 USD 3,599,750 279,833 —
CBOT Soybean Futures 27 05/2027 USD 1,773,900 139,394 —
CBOT Soybean Meal Futures 12 12/2026 USD 414,360 30,970 —
CBOT Soybean Meal Futures 27 01/2027 USD 939,060 73,408 —
CBOT Soybean Meal Futures 53 03/2027 USD 1,851,820 161,028 —
CBOT Soybean Meal Futures 27 05/2027 USD 947,700 79,377 —
CBOT Soybean Oil Futures 20 12/2026 USD 853,440 29,197 —
CBOT Soybean Oil Futures 27 01/2027 USD 1,151,982 8,239 —
CBOT Soybean Oil Futures 53 03/2027 USD 2,259,390 58,148 —
CBOT Soybean Oil Futures 27 05/2027 USD 1,149,714 46,490 —
CBOT Wheat Futures 1 12/2026 USD 38,700 725 —
CBOT Wheat Futures 78 03/2027 USD 3,074,175 435,963 —
CBOT Wheat Futures 39 05/2027 USD 1,547,325 190,882 —
CME E-mini NASDAQ 100 Index Futures 2 09/2026 USD 1,180,520 — (18,525)
CME E-mini Russell 2000 Index Futures 12 09/2026 USD 1,775,220 — (43,120)
CME E-mini S&P 500 Index Futures 76 09/2026 USD 29,256,200 638,707 —
CME E-mini S&P MidCap 400 Index Futures 3 09/2026 USD 1,130,130 — (36,590)
CME Feeder Cattle Futures 45 10/2026 USD 7,133,063 — (503,546)
CME Lean Hogs Futures 444 10/2026 USD 14,860,680 37,506 —
CME Lean Hogs Futures 20 12/2026 USD 593,200 — (52,991)
CME Lean Hogs Futures 20 02/2027 USD 612,200 — (11,117)
CME Lean Hogs Futures 37 04/2027 USD 1,214,710 — (17,333)
CME Live Cattle Futures 42 10/2026 USD 3,572,940 — (120,052)

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Long futures contracts (continued)
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CME Live Cattle Futures 14 12/2026 USD 1,201,620 — (135,033)
CME Live Cattle Futures 14 02/2027 USD 1,212,260 — (100,079)
CME Live Cattle Futures 28 04/2027 USD 2,441,320 — (100,152)
CME Yen Denominated Nikkei 225 Index Futures 1 09/2026 JPY 206,228 720 —
COMEX Copper Futures 40 03/2027 USD 6,786,500 232,185 —
COMEX Copper Futures 20 05/2027 USD 3,427,000 — (8,305)
COMEX Gold 100 Troy Ounces Futures 15 12/2026 USD 6,722,250 108,863 —
COMEX Silver Futures 8 12/2026 USD 2,679,600 — (88,390)
E-mini Dow Jones Industrial Average Index Futures 15 09/2026 USD 3,993,000 — (12,020)
Eurex 5 Year Euro BOBL Futures 52 09/2026 EUR 6,843,385 — (38,563)
Eurex DAX Index Futures 17 09/2026 EUR 12,996,054 472,701 —
Eurex EURO STOXX 50 Futures 9 09/2026 EUR 672,920 11,714 —
Euronext CAC 40 Index Futures 168 09/2026 EUR 16,289,337 — (479,097)
French Government Bond Futures 138 09/2026 EUR 18,552,407 — (356,014)
FTSE 100 Index Futures 199 09/2026 GBP 29,218,747 — (50,911)
FTSE MIB Index Futures 8 09/2026 EUR 2,448,128 — (28,247)
ICE Brent Crude Oil Futures 14 09/2026 USD 1,266,860 51,151 —
ICE Brent Crude Oil Futures 40 11/2026 USD 3,446,000 — (35,863)
ICE Brent Crude Oil Futures 41 01/2027 USD 3,390,290 46,282 —
ICE Brent Crude Oil Futures 85 03/2027 USD 6,839,100 248,556 —
ICE Gas Oil Futures 29 10/2026 USD 3,722,150 370,664 —
ICE Gas Oil Futures 14 01/2027 USD 1,561,350 305,236 —
ICE Gas Oil Futures 30 03/2027 USD 3,156,000 599,175 —
ICE Gas Oil Futures 16 05/2027 USD 1,592,400 115,168 —
ICE U.S. mini MSCI EAFE Index Futures 3 09/2026 USD 484,320 12,160 —
ICE U.S. MSCI Emerging Markets Index Futures 6 09/2026 USD 513,330 — (1,595)
KCBT Hard Red Winter Wheat Futures 48 12/2026 USD 2,011,200 24,926 —
KCBT Hard Red Winter Wheat Futures 50 03/2027 USD 2,128,125 310,468 —
KCBT Hard Red Winter Wheat Futures 25 05/2027 USD 1,068,750 114,960 —
LME Copper Futures 23 09/2026 USD 8,316,185 412,706 —
LME Copper Futures 11 12/2026 USD 3,928,023 45,616 —
LME Lead Futures 332 09/2026 USD 15,633,216 — (269,202)
LME Lead Futures 139 11/2026 USD 6,613,759 — (57,545)
LME Lead Futures 16 01/2027 USD 771,008 — (36,046)
LME Lead Futures 16 03/2027 USD 779,308 — (16,854)
LME Lead Futures 7 05/2027 USD 344,928 — (1,358)
LME Nickel Futures 188 09/2026 USD 18,860,893 — (127,448)
LME Nickel Futures 20 11/2026 USD 2,021,485 — (117,138)
LME Nickel Futures 2 12/2026 USD 202,908 545 —
LME Nickel Futures 19 01/2027 USD 1,935,719 — (175,023)
LME Nickel Futures 20 03/2027 USD 2,052,239 — (67,124)
LME Nickel Futures 8 05/2027 USD 827,280 — (4,293)
LME Primary Aluminum Futures 382 09/2026 USD 30,983,256 87,283 —
LME Primary Aluminum Futures 37 10/2026 USD 3,000,339 26,296 —
LME Primary Aluminum Futures 90 11/2026 USD 7,302,105 — (50,877)
LME Primary Aluminum Futures 5 12/2026 USD 405,694 567 —
LME Primary Aluminum Futures 47 01/2027 USD 3,809,702 — (180,082)
LME Primary Aluminum Futures 46 03/2027 USD 3,718,008 — (43,997)
LME Primary Aluminum Futures 21 05/2027 USD 1,691,314 — (27,147)
LME Zinc Futures 249 09/2026 USD 24,733,979 2,742,434 —
LME Zinc Futures 70 11/2026 USD 6,806,398 513,810 —
LME Zinc Futures 9 12/2026 USD 870,244 19,187 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Long futures contracts (continued)
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
LME Zinc Futures 25 01/2027 USD 2,410,313 282,958 —
LME Zinc Futures 25 03/2027 USD 2,397,969 199,253 —
LME Zinc Futures 11 05/2027 USD 1,050,706 35,329 —
Long Gilt Futures 463 12/2026 GBP 54,041,249 — (101,810)
MDE Kuala Lumpur Composite Index Futures 3 09/2026 MYR 63,338 — (279)
MEFF Madrid IBEX 35 Index Futures 38 09/2026 EUR 8,837,707 — (3,821)
MexDer Mexican Bolsa Index Futures 41 09/2026 MXN 1,579,553 4,454 —
Montreal Exchange 10 Year Canadian Bond Futures 599 12/2026 CAD 50,653,198 4,790 —
Montreal Exchange S&P/TSX 60 Index Futures 25 09/2026 CAD 7,679,570 267,315 —
NYBOT CSC C Coffee Futures 53 12/2026 USD 6,191,063 — (133,024)
NYBOT CSC C Coffee Futures 20 03/2027 USD 2,244,750 — (1,114)
NYBOT CSC C Coffee Futures 10 05/2027 USD 1,108,500 — (26,051)
NYBOT CSC Cocoa Futures 26 03/2027 USD 1,795,300 244,877 —
NYBOT CSC Cocoa Futures 13 05/2027 USD 904,150 131,249 —
NYBOT CSC Number 11 World Sugar Futures 174 02/2027 USD 3,669,590 643,161 —
NYBOT CSC Number 11 World Sugar Futures 60 04/2027 USD 1,231,776 71,024 —
NYBOT CTN Number 2 Cotton Futures 8 12/2026 USD 372,560 21,850 —
NYBOT CTN Number 2 Cotton Futures 44 03/2027 USD 2,093,080 346,124 —
NYBOT CTN Number 2 Cotton Futures 22 05/2027 USD 1,058,750 100,317 —
NYMEX Henry Hub Natural Gas Futures 211 09/2026 USD 6,192,850 316,890 —
NYMEX Henry Hub Natural Gas Futures 67 12/2026 USD 2,641,810 — (307,527)
NYMEX Henry Hub Natural Gas Futures 181 02/2027 USD 5,277,960 — (281,144)
NYMEX Henry Hub Natural Gas Futures 94 04/2027 USD 2,621,660 — (43,695)
NYMEX Light Sweet Crude Oil Futures 75 09/2026 USD 6,432,000 614,360 —
NYMEX Light Sweet Crude Oil Futures 34 12/2026 USD 2,724,080 19,245 —
NYMEX Light Sweet Crude Oil Futures 70 02/2027 USD 5,381,600 304,332 —
NYMEX Light Sweet Crude Oil Futures 36 04/2027 USD 2,691,360 53,966 —
NYMEX NY Harbor ULSD Futures 12 09/2026 USD 2,222,942 157,702 —
NYMEX NY Harbor ULSD Futures 7 12/2026 USD 1,161,388 205,342 —
NYMEX NY Harbor ULSD Futures 16 02/2027 USD 2,504,141 428,203 —
NYMEX NY Harbor ULSD Futures 8 04/2027 USD 1,176,672 69,692 —
NYMEX Palladium Futures 18 12/2026 USD 2,480,940 61,364 —
NYMEX Platinum Futures 32 10/2026 USD 2,870,720 216,509 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures 13 09/2026 USD 1,680,042 127,569 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures 82 10/2026 USD 9,950,405 507,376 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures 9 12/2026 USD 998,563 74,748 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures 18 02/2027 USD 1,978,528 176,762 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures 9 04/2027 USD 1,056,321 43,206 —
OML Stockholm OMXS30 Index Futures 55 09/2026 SEK 1,903,651 27,728 —
Robusta Coffee Futures 10-Tonne 3 11/2026 USD 105,870 — (7,558)
SFE 3 Year Australian Bond Futures 49 09/2026 AUD 3,641,663 — (13,130)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines
Index Futures 74 09/2026 USD 737,040 18,380 —
SGX FTSE Taiwan Index Futures 53 09/2026 USD 8,494,310 176,614 —
SGX MSCI Singapore Index Futures 279 09/2026 SGD 11,950,401 37,319 —
TEF SET50 Index Futures 798 09/2026 THB 5,141,758 — (35,288)
TSE Japanese 10 Year Bond Futures 53 09/2026 JPY 41,792,864 — (510,923)
TSE TOPIX (Tokyo Price Index) Futures 34 09/2026 JPY 8,866,604 148,091 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Long futures contracts (continued)
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
WSE WIG20 Index Futures 147 09/2026 PLN 3,169,977 19,973 —
Total 16,374,692 (5,045,745)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures (385) 12/2026 USD (41,447,656) 149,827 —
CBOT 2 Year U.S. Treasury Notes Futures (108) 12/2026 USD (22,165,313) 39,823 —
CBOT 5 Year U.S. Treasury Notes Futures (106) 12/2026 USD (11,204,531) 46,528 —
CBOT Corn Futures (775) 12/2026 USD (20,837,813) — (2,263,812)
CBOT Soybean Futures (273) 11/2026 USD (17,581,200) — (1,141,001)
CBOT Soybean Meal Futures (246) 12/2026 USD (8,494,380) — (321,206)
CBOT Soybean Oil Futures (49) 10/2026 USD (2,082,402) — (104,190)
CBOT Soybean Oil Futures (148) 12/2026 USD (6,315,456) — (165,672)
CBOT U.S. Long Bond Futures (198) 12/2026 USD (21,507,750) — (29,900)
CBOT Wheat Futures (414) 12/2026 USD (16,021,800) — (1,550,234)
CME E-mini S&P 500 Index Futures (5) 09/2026 USD (1,924,750) — (3,217)
CME Live Cattle Futures (94) 10/2026 USD (7,996,580) 52,163 —
Cocoa Futures (8) 12/2026 GBP (526,716) — (53,275)
COMEX Copper Futures (186) 12/2026 USD (31,096,875) 125,065 —
Eurex 10 Year Euro BUND Futures (313) 09/2026 EUR (44,813,020) 713,040 —
Eurex 10 Year Euro BUND Futures (3) 12/2026 EUR (426,591) 151 —
Eurex 2 Year Euro SCHATZ Futures (87) 09/2026 EUR (10,640,565) 17,365 —
Eurex 2 Year Euro SCHATZ Futures (11) 12/2026 EUR (1,343,826) 110 —
Eurex 30 Year Euro BUXL Futures (8) 09/2026 EUR (963,250) 19,793 —
Eurex 30 Year Euro BUXL Futures (1) 12/2026 EUR (119,733) 511 —
Eurex 5 Year Euro BOBL Futures (5) 12/2026 EUR (659,818) 244 —
Eurex EURO STOXX 50 Futures (290) 09/2026 EUR (21,682,992) — (210,157)
Euro-BTP Italian Bond Futures (75) 09/2026 EUR (10,031,431) 222,659 —
Euronext CAC 40 Index Futures (60) 09/2026 EUR (5,817,620) 164,871 —
French Government Bond Futures (147) 09/2026 EUR (19,762,347) 603,738 —
FTSE 100 Index Futures (24) 09/2026 GBP (3,523,869) — (88,576)
FTSE MIB Index Futures (44) 09/2026 EUR (13,464,705) — (149,146)
ICE Brent Crude Oil Futures (66) 09/2026 USD (5,972,340) — (49,446)
ICE Gas Oil Futures (27) 11/2026 USD (3,285,900) — (177,112)
ICE U.S. MSCI Emerging Markets Index Futures (36) 09/2026 USD (3,079,980) — (126,473)
IFSC NIFTY 50 Index Futures (119) 09/2026 USD (5,765,788) 29,421 —
KFE KOSPI 200 Index Futures (8) 09/2026 KRW (1,560,500) — (19,614)
LME Copper Futures (23) 09/2026 USD (8,316,185) — (344,929)
LME Copper Futures (11) 12/2026 USD (3,928,023) — (49,615)
LME Lead Futures (332) 09/2026 USD (15,633,216) — (11,675)
LME Lead Futures (55) 10/2026 USD (2,606,244) 4,139 —
LME Lead Futures (33) 11/2026 USD (1,570,173) 20,146 —
LME Lead Futures (9) 01/2027 USD (433,692) — (924)
LME Lead Futures (3) 03/2027 USD (146,120) — (50)
LME Lead Futures (1) 05/2027 USD (49,275) 477 —
LME Nickel Futures (188) 09/2026 USD (18,860,893) 1,174,637 —
LME Nickel Futures (19) 10/2026 USD (1,913,243) 13,225 —
LME Nickel Futures (40) 11/2026 USD (4,042,970) 136,147 —
LME Nickel Futures (2) 12/2026 USD (202,908) 1,046 —
LME Nickel Futures (11) 01/2027 USD (1,120,679) — (1,775)
LME Nickel Futures (5) 03/2027 USD (513,060) 9,240 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Short futures contracts (continued)
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
LME Nickel Futures (1) 05/2027 USD (103,410) 1,123 —
LME Primary Aluminum Futures (382) 09/2026 USD (30,983,256) 613,212 —
LME Primary Aluminum Futures (211) 11/2026 USD (17,119,379) 428,286 —
LME Primary Aluminum Futures (4) 12/2026 USD (324,555) — (3,571)
LME Primary Aluminum Futures (28) 01/2027 USD (2,269,610) — (54,151)
LME Primary Aluminum Futures (8) 03/2027 USD (646,610) — (14,038)
LME Primary Aluminum Futures (2) 05/2027 USD (161,077) — (167)
LME Zinc Futures (249) 09/2026 USD (24,733,979) — (2,359,494)
LME Zinc Futures (11) 10/2026 USD (1,075,591) — (12,316)
LME Zinc Futures (21) 11/2026 USD (2,041,919) — (180,437)
LME Zinc Futures (15) 01/2027 USD (1,446,188) — (108,429)
LME Zinc Futures (4) 03/2027 USD (383,675) — (18,677)
LME Zinc Futures (1) 05/2027 USD (95,519) — (978)
MEFF Madrid IBEX 35 Index Futures (61) 09/2026 EUR (14,186,846) 36,774 —
Montreal Exchange 10 Year Canadian Bond Futures (71) 12/2026 CAD (6,003,968) 19,189 —
Montreal Exchange S&P/TSX 60 Index Futures (11) 09/2026 CAD (3,379,011) 23,859 —
NYBOT CSC C Coffee Futures (4) 12/2026 USD (467,250) 31,035 —
NYBOT CSC Cocoa Futures (141) 12/2026 USD (9,547,110) — (1,071,797)
NYBOT CSC Number 11 World Sugar Futures (759) 09/2026 USD (15,139,925) — (1,462,796)
NYBOT CTN Number 2 Cotton Futures (198) 12/2026 USD (9,220,860) — (1,064,850)
NYMEX Henry Hub Natural Gas Futures (17) 10/2026 USD (520,880) — (11,839)
NYMEX Light Sweet Crude Oil Futures (86) 10/2026 USD (7,229,160) — (399,192)
NYMEX NY Harbor ULSD Futures (2) 10/2026 USD (357,143) 127 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures (9) 09/2026 USD (1,163,106) — (48,376)
OML Stockholm OMXS30 Index Futures (59) 09/2026 SEK (2,042,098) — (38,790)
SAFEX FTSE/JSE Top 40 Index Futures (61) 09/2026 ZAR (4,106,730) — (8,105)
SFE 10 Year Australian Bond Futures (978) 09/2026 AUD (75,005,109) 808,405 —
SFE S&P ASX Share Price Index 200 Futures (271) 09/2026 AUD (43,811,193) — (673,928)
SGX FTSE China A50 Futures Contract (76) 09/2026 USD (1,117,352) — (16,952)
SGX Mini Japan Government 10 Year Bond Futures (6) 09/2026 JPY (473,127) 4,695 —
TSE Japanese 10 Year Bond Futures (15) 09/2026 JPY (11,828,169) 117,730 —
TurkDEX ISE 30 Futures (1,631) 10/2026 TRY (5,813,268) 70,890 —
Ultra U.S. Treasury Bond Futures (125) 12/2026 USD (13,753,906) 92,555 —
Total 5,792,246 (14,410,882)
OTC Option Contracts Purchased
Call option contracts purchased
Description Counterparty
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date Cost ($) Value ($)
10 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 10,000,000 10,000,000 3.50 12/01/2026 173,500 2,998
30 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR
Morgan Stanley
Capital Services
LLC USD 2,613,000 2,613,000 3.50 10/29/2026 70,682 183
5 Year Interest Rate Swap, receive exercise rate
and pays 1 day USD SOFR Citibank NA USD 5,000,000 5,000,000 3.50 10/08/2026 46,000 429
Total 290,182 3,610

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Cleared interest rate swap contracts
Fund receives Fund pays
Payment
frequency
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
3 mo. AUD
Bank Bill
Swap
Fixed rate of
4.500%
Receives Quarterly,
Pays Quarterly 09/07/2028 AUD 98,200,000 247,070 292,201 — — (45,131)
Fixed rate of
4.000%
3 mo. NZD
Bank Bill
Receives Semi-
annual,
Pays Quarterly 09/13/2028 NZD 800,000 2,331 2,269 — 62 —
1 day USD
SOFR
Fixed rate of
4.000%
Receives Annually,
Pays Annually 09/20/2028 USD 17,800,000 74,034 52,271 — 21,763 —
1 day GBP
SONIA
Fixed rate of
4.500%
Receives Annually,
Pays Annually 09/20/2028 GBP 4,900,000 (20,478) — (28,158) 7,680 —
1 day CAD
CORRA
Fixed rate of
3.000%
Receives Semi-
annual,
Pays Semi-annual 09/20/2028 CAD 6,400,000 (6,008) — (7,956) 1,948 —
Fixed rate of
0.500%
1 day CHF
SARON
Receives Annually,
Pays Annually 09/20/2028 CHF 45,200,000 307,076 433,419 — — (126,343)
3 mo. AUD
Bank Bill
Swap
Fixed rate of
4.500%
Receives Quarterly,
Pays Quarterly 12/07/2028 AUD 184,400,000 463,749 — (53,874) 517,623 —
3 mo. NZD
Bank Bill
Fixed rate of
4.000%
Receives Quarterly,
Pays Semi-annual 12/13/2028 NZD 125,000,000 (188,263) — (260,809) 72,546 —
1 day JPY
TONA
Fixed rate of
1.500%
Receives Annually,
Pays Annually 12/20/2028 JPY 32,597,200,000 1,775,022 769,272 — 1,005,750 —
1 day GBP
SONIA
Fixed rate of
4.500%
Receives Annually,
Pays Annually 12/20/2028 GBP 180,600,000 (432,604) — (1,055,973) 623,369 —
1 day USD
SOFR
Fixed rate of
4.000%
Receives Annually,
Pays Annually 12/20/2028 USD 15,400,000 74,166 24,523 — 49,643 —
6 mo. NOK
NIBOR
Fixed rate of
5.000%
Receives Semi-
annual,
Pays Annually 12/20/2028 NOK 174,300,000 (9,370) — (56,756) 47,386 —
Fixed rate of
0.500%
1 day CHF
SARON
Receives Annually,
Pays Annually 12/20/2028 CHF 65,200,000 321,834 389,016 — — (67,182)
Fixed rate of
3.000%
1 day CAD
CORRA
Receives Semi-
annual,
Pays Semi-annual 12/20/2028 CAD 86,200,000 (69,883) 23,503 — — (93,386)
Fixed rate of
3.000%
6 mo.
EURIBOR
Receives Annually,
Pays Semi-annual 12/20/2028 EUR 121,600,000 (602,732) — (259,934) — (342,798)
Fixed rate of
2.500%
3 mo. SEK
STIBOR
Receives Annually,
Pays Quarterly 12/20/2028 SEK 1,618,600,000 (1,231,993) — (613,497) — (618,496)
3 mo. NZD
Bank Bill
Fixed rate of
4.000%
Receives Quarterly,
Pays Semi-annual 03/14/2029 NZD 16,600,000 (9,173) — (9,596) 423 —
Fixed rate of
4.000%
1 day USD
SOFR
Receives Annually,
Pays Annually 03/21/2029 USD 24,000,000 (118,209) — (123,746) 5,537 —
1 day JPY
TONA
Fixed rate of
2.000%
Receives Annually,
Pays Annually 03/21/2029 JPY 1,440,000,000 10,392 9,779 — 613 —
1 day CHF
SARON
Fixed rate of
0.500%
Receives Annually,
Pays Annually 03/21/2029 CHF 400,000 (1,444) — (1,598) 154 —
Fixed rate of
5.000%
6 mo. NOK
NIBOR
Receives Annually,
Pays Semi-annual 03/21/2029 NOK 1,000,000 161 158 — 3 —
1 day CAD
CORRA
Fixed rate of
3.000%
Receives Semi-
annual,
Pays Semi-annual 03/21/2029 CAD 1,400,000 3,298 3,549 — — (251)
Fixed rate of
3.000%
3 mo. SEK
STIBOR
Receives Annually,
Pays Quarterly 03/21/2029 SEK 4,000,000 264 694 — — (430)

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Cleared interest rate swap contracts
Fund receives Fund pays
Payment
frequency
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
Fixed rate of
3.000%
6 mo.
EURIBOR
Receives Annually,
Pays Semi-annual 03/21/2029 EUR 24,300,000 (137,648) — (120,207) — (17,441)
Fixed rate of
4.000%
3 mo. NZD
Bank Bill
Receives Semi-
annual,
Pays Quarterly 09/10/2031 NZD 4,200,000 (8,694) — (1,816) — (6,878)
1 day GBP
SONIA
Fixed rate of
4.500%
Receives Annually,
Pays Annually 09/17/2031 GBP 4,400,000 (19,308) — (62,067) 42,759 —
1 day USD
SOFR
Fixed rate of
4.000%
Receives Annually,
Pays Annually 09/17/2031 USD 900,000 9,318 — (1,593) 10,911 —
1 day JPY
TONA
Fixed rate of
2.000%
Receives Annually,
Pays Annually 09/17/2031 JPY 67,900,000 5,475 — (473) 5,948 —
1 day CAD
CORRA
Fixed rate of
3.000%
Receives Semi-
annual,
Pays Semi-annual 09/17/2031 CAD 600,000 4,012 1,157 — 2,855 —
3 mo. SEK
STIBOR
Fixed rate of
3.000%
Receives Quarterly,
Pays Annually 09/17/2031 SEK 100,000 1 — (82) 83 —
3 mo. NZD
Bank Bill
Fixed rate of
4.000%
Receives Quarterly,
Pays Semi-annual 12/10/2031 NZD 600,000 2,438 2,288 — 150 —
Fixed rate of
5.000%
6 mo. AUD
Bank Bill
Swap
Receives Semi-
annual,
Pays Semi-annual 12/11/2031 AUD 9,400,000 9,049 24,405 — — (15,356)
6 mo.
EURIBOR
Fixed rate of
3.000%
Receives Semi-
annual,
Pays Annually 12/17/2031 EUR 57,400,000 748,537 48,543 — 699,994 —
6 mo. NOK
NIBOR
Fixed rate of
4.500%
Receives Semi-
annual,
Pays Annually 12/17/2031 NOK 326,100,000 230,775 — (63,658) 294,433 —
1 day JPY
TONA
Fixed rate of
2.000%
Receives Annually,
Pays Annually 12/17/2031 JPY 3,116,500,000 330,597 115,174 — 215,423 —
1 day USD
SOFR
Fixed rate of
4.000%
Receives Annually,
Pays Annually 12/17/2031 USD 14,100,000 158,010 92,911 — 65,099 —
1 day CHF
SARON
Fixed rate of
0.500%
Receives Annually,
Pays Annually 12/17/2031 CHF 21,100,000 (4,696) — (40,799) 36,103 —
Fixed rate of
4.500%
1 day GBP
SONIA
Receives Annually,
Pays Annually 12/17/2031 GBP 12,200,000 24,097 85,993 — — (61,896)
Fixed rate of
3.000%
1 day CAD
CORRA
Receives Semi-
annual,
Pays Semi-annual 12/17/2031 CAD 27,300,000 (238,312) — (138,050) — (100,262)
Fixed rate of
3.000%
3 mo. SEK
STIBOR
Receives Annually,
Pays Quarterly 12/17/2031 SEK 275,100,000 (84,061) 80,721 — — (164,782)
Fixed rate of
4.000%
1 day GBP
SONIA
Receives Annually,
Pays Annually 12/17/2031 GBP 17,600,000 (484,375) — (296,119) — (188,256)
Fixed rate of
2.500%
3 mo. SEK
STIBOR
Receives Annually,
Pays Quarterly 12/17/2031 SEK 197,000,000 (533,808) — (118,507) — (415,301)
3 mo. NZD
Bank Bill
Fixed rate of
4.000%
Receives Quarterly,
Pays Semi-annual 03/10/2032 NZD 100,000 560 593 — — (33)
Fixed rate of
5.000%
6 mo. AUD
Bank Bill
Swap
Receives Semi-
annual,
Pays Semi-annual 03/11/2032 AUD 400,000 344 468 — — (124)
6 mo.
EURIBOR
Fixed rate of
3.000%
Receives Semi-
annual,
Pays Annually 03/17/2032 EUR 200,000 2,790 2,365 — 425 —
1 day JPY
TONA
Fixed rate of
2.500%
Receives Annually,
Pays Annually 03/17/2032 JPY 10,000,000 (151) — (178) 27 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Cleared interest rate swap contracts
Fund receives Fund pays
Payment
frequency
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
1 day CAD
CORRA
Fixed rate of
3.500%
Receives Semi-
annual,
Pays Semi-annual 03/17/2032 CAD 100,000 (587) — (522) — (65)
3 mo. NZD
Bank Bill
Fixed rate of
4.449%
Receives Quarterly,
Pays Semi-annual 08/05/2036 NZD 31,000,000 (45,785) — — — (45,785)
Fixed rate of
4.500%
3 mo. NZD
Bank Bill
Receives Semi-
annual,
Pays Quarterly 09/10/2036 NZD 1,400,000 3,455 27,486 — — (24,031)
Fixed rate of
5.000%
6 mo. AUD
Bank Bill
Swap
Receives Semi-
annual,
Pays Semi-annual 09/11/2036 AUD 26,900,000 (262,402) — (165,194) — (97,208)
1 day USD
SOFR
Fixed rate of
4.000%
Receives Annually,
Pays Annually 09/17/2036 USD 1,100,000 33,055 6,351 — 26,704 —
1 day GBP
SONIA
Fixed rate of
4.500%
Receives Annually,
Pays Annually 09/17/2036 GBP 2,400,000 48,606 27,964 — 20,642 —
1 day CHF
SARON
Fixed rate of
0.500%
Receives Annually,
Pays Annually 09/17/2036 CHF 10,000,000 247,917 240,982 — 6,935 —
1 day CAD
CORRA
Fixed rate of
3.500%
Receives Semi-
annual,
Pays Semi-annual 09/17/2036 CAD 300,000 255 — (6,208) 6,463 —
6 mo.
EURIBOR
Fixed rate of
3.000%
Receives Semi-
annual,
Pays Annually 09/17/2036 EUR 100,000 3,566 1,594 — 1,972 —
Fixed rate of
2.500%
1 day JPY
TONA
Receives Annually,
Pays Annually 09/17/2036 JPY 11,800,000 (2,091) — (1,782) — (309)
Fixed rate of
4.500%
3 mo. NZD
Bank Bill
Receives Semi-
annual,
Pays Quarterly 12/10/2036 NZD 45,700,000 (12,594) 50,978 — — (63,572)
Fixed rate of
5.000%
6 mo. AUD
Bank Bill
Swap
Receives Semi-
annual,
Pays Semi-annual 12/11/2036 AUD 49,300,000 (533,133) — (2,811) — (530,322)
6 mo.
EURIBOR
Fixed rate of
3.000%
Receives Semi-
annual,
Pays Annually 12/17/2036 EUR 79,500,000 3,002,806 1,731,179 — 1,271,627 —
6 mo. NOK
NIBOR
Fixed rate of
4.500%
Receives Semi-
annual,
Pays Annually 12/17/2036 NOK 135,100,000 5,466 — (225,491) 230,957 —
1 day CHF
SARON
Fixed rate of
0.500%
Receives Annually,
Pays Annually 12/17/2036 CHF 31,100,000 884,804 727,490 — 157,314 —
1 day USD
SOFR
Fixed rate of
4.000%
Receives Annually,
Pays Annually 12/17/2036 USD 21,000,000 661,422 527,353 — 134,069 —
3 mo. SEK
STIBOR
Fixed rate of
3.000%
Receives Quarterly,
Pays Annually 12/17/2036 SEK 89,000,000 217,282 136,451 — 80,831 —
Fixed rate of
2.500%
1 day JPY
TONA
Receives Annually,
Pays Annually 12/17/2036 JPY 4,316,500,000 (921,702) — (602,368) — (319,334)
Fixed rate of
4.500%
1 day GBP
SONIA
Receives Annually,
Pays Annually 12/17/2036 GBP 55,000,000 (1,324,601) — (478,226) — (846,375)
Fixed rate of
4.500%
3 mo. NZD
Bank Bill
Receives Semi-
annual,
Pays Quarterly 03/11/2037 NZD 3,700,000 (8,878) — (9,409) 531 —
6 mo. AUD
Bank Bill
Swap
Fixed rate of
5.000%
Receives Semi-
annual,
Pays Semi-annual 03/12/2037 AUD 100,000 1,160 1,050 — 110 —

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Cleared interest rate swap contracts
Fund receives Fund pays
Payment
frequency
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
6 mo.
EURIBOR
Fixed rate of
3.500%
Receives Semi-
annual,
Pays Annually 03/18/2037 EUR 5,900,000 (54,679) — (68,709) 14,030 —
1 day CHF
SARON
Fixed rate of
0.500%
Receives Annually,
Pays Annually 03/18/2037 CHF 100,000 3,225 2,988 — 237 —
1 day CAD
CORRA
Fixed rate of
3.500%
Receives Semi-
annual,
Pays Semi-annual 03/18/2037 CAD 100,000 628 729 — — (101)
Fixed rate of
3.000%
1 day JPY
TONA
Receives Annually,
Pays Annually 03/18/2037 JPY 340,000,000 5,953 7,588 — — (1,635)
1 day USD
SOFR
Fixed rate of
4.500%
Receives Annually,
Pays Annually 03/18/2037 USD 5,700,000 (40,307) — (31,624) — (8,683)
Fixed rate of
3.000%
6 mo.
EURIBOR
Receives Annually,
Pays Semi-annual 09/20/2056 EUR 200,000 (18,978) — (7,102) — (11,876)
Fixed rate of
5.000%
1 day GBP
SONIA
Receives Annually,
Pays Annually 09/20/2056 GBP 4,600,000 (94,017) 32,776 — — (126,793)
Fixed rate of
4.500%
1 day USD
SOFR
Receives Annually,
Pays Annually 12/20/2056 USD 3,000,000 (31,679) 17,072 — — (48,751)
Fixed rate of
5.000%
1 day GBP
SONIA
Receives Annually,
Pays Annually 12/20/2056 GBP 2,500,000 (59,880) 7,419 — — (67,299)
Fixed rate of
3.000%
6 mo.
EURIBOR
Receives Annually,
Pays Semi-annual 12/20/2056 EUR 2,600,000 (247,757) — (158,389) — (89,368)
Fixed rate of
3.500%
6 mo.
EURIBOR
Receives Annually,
Pays Semi-annual 03/21/2057 EUR 100,000 1,163 1,884 — — (721)
Total 2,065,883 6,004,606 (5,073,281) 5,681,132 (4,546,574)
OTC Credit default swap contracts - sell protection
Reference entity Counterparty
Maturity
date
Receive
fixed
rate
(%)
Payment
frequency
Implied
credit
spread
(%)
*
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.
NA.BBB-.16
Goldman
Sachs
International 04/17/2065 3.000
Upon
Default
7.488
USD 1,000,000 (183,173) — (124,816) — (58,357)
CMBX.
NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000
Upon
Default
6.109
USD 500,000 (72,668) — (86,020) 13,352 —
CMBX.
NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000
Upon
Default
6.109
USD 500,000 (72,668) — (81,220) 8,552 —
CMBX.
NA.BBB-.17
Goldman
Sachs
International 12/15/2056 3.000
Upon
Default
6.109
USD 3,000,000 (436,006) — (435,323) — (683)
CMBX.
NA.BBB-.10
Morgan
Stanley
Capital
Services LLC 11/17/2059 3.000
Upon
Default
109.110
USD 469,524 (134,234) — (82,643) — (51,591)
CMBX.
NA.BBB-.10
Morgan
Stanley
Capital
Services LLC 11/17/2059 3.000
Upon
Default
109.110
USD 1,126,858 (322,161) — (232,413) — (89,748)

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

OTC Credit default swap contracts - sell protection
Reference entity Counterparty
Maturity
date
Receive
fixed
rate
(%)
Payment
frequency
Implied
credit
spread
(%)
*
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
CMBX.
NA.BBB-.10
Morgan
Stanley
Capital
Services LLC 11/17/2059 3.000
Upon
Default
109.110
USD 1,878,096 (536,935) — (263,257) — (273,678)
Total (1,757,845) — (1,305,692) 21,904 (474,057)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total return swap contracts
Fund receives Fund pays
Payment
frequency Counterparty
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
1 mo. ZAR JIBAR minus
0.370%
Total return
on MSCI
South
Africa Net
Return
Index Monthly
Citigroup Global
Markets Ltd. 09/16/2026 ZAR 43,308,934 2,130 432 — 1,698 —
Total return on MSCI
Sweden Net Total
Return Index
3 mo. SEK
STIBOR
plus
0.470% Monthly
JPMorgan
Securities PLC 09/16/2026 SEK 18,582,705 49,954 — — 49,954 —
1 mo. AUD Bank Bill
Swap minus 0.050%
Total return
on MSCI
Australia
Net Total
Return
Index Monthly
JPMorgan
Securities PLC 09/16/2026 AUD 3,156,714 7,408 — — 7,408 —
1 day CHF SARON plus
0.320%
Total return
on MSCI
Switzerland
Net Total
Return
Index Monthly
JPMorgan
Securities PLC 09/16/2026 CHF 456,193 (4,507) — — — (4,507)
Total return on MSCI
Brazil Index
1 day BRL
CDI plus
0.300% Monthly
JPMorgan
Securities PLC 09/16/2026 BRL 10,236,600 (6,470) 23,309 — — (29,779)
Total return on MSCI
France Net Total Return
Index
1 day EUR
STR plus
0.480% Monthly
JPMorgan
Securities PLC 09/16/2026 EUR 1,926,887 (44,750) — — — (44,750)
1 day EUR STR plus
0.100%
Total return
on MSCI
Spain Net
Return
Index Monthly
JPMorgan
Securities PLC 09/17/2026 EUR 2,240,703 21,470 112 — 21,358 —
Increase in the total
return of KFE KOSPI
200 Index Futures
Decrease
in the total
return of
KFE KOSPI
200 Index
Futures At Maturity
Morgan
Stanley & Co.
International
PLC 09/10/2026 KRW 7,088,037,075 (692,605) — — — (692,605)

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Total return swap contracts
Fund receives Fund pays
Payment
frequency Counterparty
Maturity
date
Notional
currency
Notional
amount
Value
($)
Upfront
payments
($)
Upfront
receipts
($)
Unrealized
appreciation
($)
Unrealized
depreciation
($)
1 day CHF SARON plus
0.320%
Total return
on Eurex
Swiss
Market
New Index
Futures Monthly
Morgan
Stanley & Co.
International
PLC 09/18/2026 CHF 7,007,910 328,707 — — 328,707 —
Increase in the total
return of KFE KOSPI
200 Index Futures
Decrease
in the total
return of
KFE KOSPI
200 Index
Futures At Maturity
Morgan Stanley
Bank AG 09/10/2026 KRW 199,447 (4,384) — — — (4,384)
Total return on MSCI
Singapore Net Total
Return Index
1 day SGD
SORA plus
0.400% Monthly
Morgan Stanley
Bank AG 09/16/2026 SGD 4,546,102 33,842 — — 33,842 —
Increase in the total
return of FTX Taiwan
Stock Exchange
Capitalization Weighted
Stock Index Futures
Decrease
in the total
return of
FTX Taiwan
Stock
Exchange At Maturity
Morgan Stanley
Bank AG 09/16/2026 TWD 859,918 9,706 — — 9,706 —
1 day EUR STR plus
0.100%
Total return
on MSCI Monthly
Morgan Stanley
Bank AG 09/16/2026 EUR 172,758 (3,206) — — — (3,206)
28 day TIIE-Banxico
minus 0.200%
Total return
on MSCI
Mexico
Index Monthly
Morgan Stanley
Bank AG 09/17/2026 MXN 3,372,414 5,304 — — 5,304 —
Increase in the total
return of WSE WIG20
Index Futures
Decrease
in the total
return of
WSE WIG20
Index
Futures At Maturity
Morgan Stanley
Bank AG 09/18/2026 PLN 128,505 828 — — 828 —
Increase in the total
return of Eurex Swiss
Market New Index
Futures
Decrease
in the total
return of
Eurex Swiss
Market
New Index
Futures At Maturity
Morgan Stanley
Bank AG 09/18/2026 CHF 3,942,461 (59,003) — — — (59,003)
Total (355,576) 23,853 — 458,805 (838,234)
Abbreviation Legend
REMIC(S) Real Estate Mortgage Investment Conduit(s)
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
BRL Brazilian Real
CAD Canada Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna

Consolidated Portfolio of Investments
(continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2026 (Unaudited)
Columbia Multi Strategy Alternatives Fund | 2026

Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PHP Philippine Peso
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD US Dollar
ZAR South African Rand
CNY China Yuan Renminbi

1QT259_(10/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.